Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS-98.8%

Financials-29.2%
AGNC Investment Corp., Series C, 7.00%	16,693	$431,013
Annaly Capital Management, Inc., Series F, 6.95%	36,982	951,177
Annaly Capital Management, Inc., Series G, 6.50%	21,828	544,390
Apollo Global Management LLC, Series B, 6.38%	15,408	413,705
Arch Capital Group Ltd., Series F, 5.45%	16,936	436,102
ARMOUR Residential REIT, Inc., Series B, 7.88%	8,182	204,714
Capstead Mortgage Corp., Series E, 7.50%	13,263	338,472
Chimera Investment Corp., Series A, 8.00%	7,449	197,771
Chimera Investment Corp., Series B, 8.00%	16,694	437,049
Chimera Investment Corp., Series C, 7.75%	13,356	338,040
Invesco Mortgage Capital, Inc., Series B, 7.75%	7,962	215,213
Invesco Mortgage Capital, Inc., Series C, 7.50%	14,768	382,196
KKR & Co., Inc., Series A, 6.75%	17,719	473,806
KKR & Co., Inc., Series B, 6.50%	7,961	214,230
MFA Financial, Inc., Series B, 7.50%	10,272	259,060
New York Mortgage Trust, Inc., Series D, 8.00%	7,385	181,597
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,908	158,453
PennyMac Mortgage Investment Trust, Series B, 8.00%	10,016	265,825
Two Harbors Investment Corp., Series A, 8.13%	7,390	198,791
Two Harbors Investment Corp., Series B, 7.63%	14,781	382,828
Two Harbors Investment Corp., Series C, 7.25%	15,167	382,208
Two Harbors Investment Corp., Series E, 7.50%	10,273	262,372
Total Financials		7,669,012

Real Estate-69.6%
American Homes 4 Rent, Series D, 6.50%	13,792	379,970
American Homes 4 Rent, Series E, 6.35%	11,804	324,138
American Homes 4 Rent, Series F, 5.88%	7,955	214,944
American Homes 4 Rent, Series G, 5.88%	5,902	159,649
American Homes 4 Rent, Series H, 6.25%	5,903	161,683
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,165	120,772
Ashford Hospitality Trust, Inc., Series G, 7.38%	7,963	152,810
Ashford Hospitality Trust, Inc., Series H, 7.50%	4,881	97,181
Ashford Hospitality Trust, Inc., Series I, 7.50%	6,936	141,078
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	7,347	196,091
Boston Properties, Inc., Series B, 5.25%	10,277	258,569
Brookfield Property REIT, Inc., Series A, 6.38%	12,830	322,546
Cedar Realty Trust, Inc., Series C, 6.50%	6,426	144,649
City Office REIT, Inc., Series A, 6.63%	5,757	152,215
Colony Capital, Inc., Series B, 8.25%	7,861	201,713
Colony Capital, Inc., Series E, 8.75%	12,856	331,556
Colony Capital, Inc., Series H, 7.13%	14,783	345,183

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Colony Capital, Inc., Series I, 7.15%	17,740	$419,374
Colony Capital, Inc., Series J, 7.13%	16,262	383,946
Digital Realty Trust, Inc., Series C, 6.63%	10,328	274,931
Digital Realty Trust, Inc., Series G, 5.88%	12,830	326,523
Digital Realty Trust, Inc., Series I, 6.35%	12,830	333,580
Digital Realty Trust, Inc., Series J, 5.25%	10,263	264,991
EPR Properties, Series G, 5.75%	7,703	194,732
Farmland Partners, Inc., Series B, 6.00%	7,694	184,579
Federal Realty Investment Trust, Series C, 5.00%	7,699	195,170
Global Net Lease, Inc., Series A, 7.25%	6,968	178,381
Hersha Hospitality Trust, Series D, 6.50%	9,890	246,360
Hersha Hospitality Trust, Series E, 6.50%	5,138	128,964
Investors Real Estate Trust, Series C, 6.63%	5,282	135,906
iStar, Inc., Series I, 7.50%	6,421	166,818
Kimco Realty Corp., Series I, 6.00%	20,542	523,821
Kimco Realty Corp., Series J, 5.50%	11,554	296,129
Kimco Realty Corp., Series K, 5.63%	8,987	230,786
Kimco Realty Corp., Series L, 5.13%	11,554	288,734
Kimco Realty Corp., Series M, 5.25%	13,584	340,008
Monmouth Real Estate Investment Corp., Series C, 6.13%	14,818	368,968
National Retail Properties, Inc., Series E, 5.70%	14,765	373,702
National Retail Properties, Inc., Series F, 5.20%	17,717	446,468
National Storage Affiliates Trust, Series A, 6.00%	8,854	233,214
Pebblebrook Hotel Trust, Series D, 6.38%	6,420	174,303
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	8,862	193,989
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	6,421	136,703
PS Business Parks, Inc., Series U, 5.75%	11,811	305,787
PS Business Parks, Inc., Series V, 5.70%	5,649	146,761
PS Business Parks, Inc., Series W, 5.20%	9,744	245,062
PS Business Parks, Inc., Series X, 5.25%	11,811	304,488
PS Business Parks, Inc., Series Y, 5.20%	10,270	261,782
Public Storage, Series A, 5.88%	5,662	149,930
Public Storage, Series B, 5.40%	8,939	236,347
Public Storage, Series C, 5.13%	5,959	155,172
Public Storage, Series D, 4.95%	9,683	245,174
Public Storage, Series E, 4.90%	10,428	262,994
Public Storage, Series F, 5.15%	8,342	216,058
Public Storage, Series G, 5.05%	8,938	229,528
Public Storage, Series U, 5.63%	8,567	218,630
Public Storage, Series V, 5.38%	14,748	373,272
Public Storage, Series W, 5.20%	14,897	374,660
Public Storage, Series X, 5.20%	6,704	168,740
QTS Realty Trust, Inc., Series A, 7.13%	5,495	144,848
Senior Housing Properties Trust, 5.63%	17,990	401,537
Senior Housing Properties Trust, 6.25%	12,850	327,804
SITE Centers Corp., Series A, 6.38%	8,988	236,115
SITE Centers Corp., Series K, 6.25%	7,704	200,381
Spirit Realty Capital, Inc., Series A, 6.00%	8,854	227,459
Summit Hotel Properties, Inc., Series E, 6.25%	8,225	214,261
Taubman Centers, Inc., Series J, 6.50%	9,880	254,904

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
UMH Properties, Inc., Series C, 6.75%	7,390	$190,071
Urstadt Biddle Properties, Inc., Series H, 6.25%	5,910	159,275
Vornado Realty Trust, Series K, 5.70%	15,396	390,904
Vornado Realty Trust, Series L, 5.40%	15,396	388,441
Vornado Realty Trust, Series M, 5.25%	16,398	414,213
Washington Prime Group, Inc., Series H, 7.50%	5,138	105,740
Total Real Estate		18,296,165

TOTAL INVESTMENTS - 98.8%
(Cost $25,327,243)		25,965,177
Other Assets in Excess of Liabilities - 1.2%		321,092

Net Assets - 100.0%		$26,286,269

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$25,965,177	$—	$—	$25,965,177
Total	$25,965,177	$—	$—	$25,965,177

Schedule of Investments - Virtus Glovista Emerging Markets ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks - 92.3%

Brazil - 7.3%
Ambev SA(1)	4,763	$25,101
Atacadao SA	805	4,938
B3 SA - Brasil Bolsa Balcao	2,467	27,273
Banco Bradesco SA(1)	5,300	47,912
Banco do Brasil SA	1,523	19,642
Banco Santander Brasil SA	4,200	47,158
BB Seguridade Participacoes SA	826	7,023
BR Malls Participacoes SA	977	3,843
BRF SA*	961	8,413
CCR SA	1,299	5,089
Cia de Saneamento Basico do Estado de Sao Paulo	480	6,716
Cia Siderurgica Nacional SA	918	3,976
Cielo SA	1,735	3,291
Cosan SA	178	2,373
Embraer SA(1)	248	5,010
Engie Brasil Energia SA	370	4,680
Equatorial Energia SA	241	5,968
Gerdau SA(1)	1,501	5,344
Hapvida Participacoes e Investimentos SA(2)	242	2,651
Hypera SA	521	4,120
IRB Brasil Resseguros SA	277	6,895
Itau Unibanco Holding SA(1)	6,121	56,007
Kroton Educacional SA	1,890	6,220
Localiza Rent a Car SA	672	7,748
Lojas Renner SA	934	11,615
Magazine Luiza SA	77	5,321
Multiplan Empreendimentos Imobiliarios SA	588	4,374
Natura Cosmeticos SA	264	4,231
Notre Dame Intermedica Participacoes SA	643	7,363
Petrobras Distribuidora SA	482	3,359
Petroleo Brasileiro SA(1)	3,002	41,187
Raia Drogasil SA	254	5,525
Rumo SA*	1,303	7,484
Sul America SA	521	5,736
Suzano SA	706	5,674
TIM Participacoes SA	1,186	3,798
TOTVS SA	229	2,910
Transmissora Alianca de Energia Eletrica SA	479	3,492
Ultrapar Participacoes SA	948	4,941
Vale SA(1)	3,911	50,804
WEG SA	868	5,418
Total Brazil		490,623

Chile - 6.7%
Aguas Andinas SA Class A	23,519	13,164
Banco de Chile	231,581	33,223
Banco de Credito e Inversiones SA	397	25,010
Banco Santander Chile	499,088	36,141
Cencosud SA	12,231	24,149
Cia Cervecerias Unidas SA	1,324	18,562
Colbun SA	66,538	12,495
Empresa Nacional de Telecomunicaciones SA*	1,217	11,150
Empresas CMPC SA	10,238	24,009
Empresas COPEC SA	3,532	32,410
Enel Americas SA	229,304	37,834
Enel Chile SA	236,529	21,438
Engie Energia Chile SA	4,484	7,898
Itau CorpBanca	1,355,525	10,513
Latam Airlines Group SA	2,622	24,990

Security Description	Shares	Value

Common Stocks (continued)

Chile (continued)
Parque Arauco SA	5,561	$15,150
Quinenco SA	2,708	7,308
SACI Falabella	9,204	56,870
Sociedad Quimica y Minera de Chile SA(1)	1,014	29,903
Vina Concha y Toro SA	4,081	8,202
Total Chile		450,419

China - 6.1%
51job, Inc.*(1)	21	1,629
AAC Technologies Holdings, Inc.	260	1,420
Agricultural Bank of China Ltd. Class H	10,695	4,358
Alibaba Group Holding Ltd.*(1)	432	74,784
Anhui Conch Cement Co. Ltd. Class H	407	2,379
ANTA Sports Products Ltd.	367	2,757
Autohome, Inc.*(1)	45	3,825
Baidu, Inc.*(1)	83	9,271
Bank of China Ltd. Class H	26,658	10,897
Bank of Communications Co. Ltd. Class H	6,533	4,782
BYD Co. Ltd. Class H	255	1,606
China CITIC Bank Corp. Ltd. Class H	3,165	1,763
China Conch Venture Holdings Ltd.	439	1,517
China Construction Bank Corp. Class H	75,278	58,371
China Evergrande Group	473	1,263
China Life Insurance Co. Ltd. Class H	2,352	6,054
China Merchants Bank Co. Ltd. Class H	1,181	5,921
China Minsheng Banking Corp. Ltd. Class H	2,850	1,973
China Pacific Insurance Group Co. Ltd. Class H	981	4,223
China Petroleum & Chemical Corp. Class H	9,428	6,094
China Shenhua Energy Co. Ltd. Class H	1,185	2,361
China Telecom Corp. Ltd. Class H	4,841	2,177
China Vanke Co. Ltd. Class H	337	1,276
CITIC Securities Co. Ltd. Class H	635	1,230
Country Garden Holdings Co. Ltd.	2,506	3,419
Ctrip.com International Ltd.*(1)	101	3,937
ENN Energy Holdings Ltd.	266	2,761
Hengan International Group Co. Ltd.	184	1,393
Huazhu Group Ltd.(1)	94	3,079
Industrial & Commercial Bank of China Ltd. Class H	28,372	19,209
iQIYI, Inc.*(1)	98	1,822
JD.com, Inc.*(1)	418	12,502
Longfor Group Holdings Ltd.(2)	532	1,984
Momo, Inc.(1)	46	1,563
NetEase, Inc.(1)	42	9,694
New China Life Insurance Co. Ltd. Class H	320	1,607
New Oriental Education & Technology Group, Inc.*(1)	43	4,485
PetroChina Co. Ltd. Class H	7,310	3,885
PICC Property & Casualty Co. Ltd. Class H	1,283	1,536
Ping An Insurance Group Co. of China Ltd. Class H	1,747	20,844
Postal Savings Bank of China Co. Ltd. Class H(2)	2,758	1,610
Sinopharm Group Co. Ltd. Class H	535	1,996
Sunac China Holdings Ltd.	792	3,622
Sunny Optical Technology Group Co. Ltd.	243	2,868
TAL Education Group*(1)	77	2,479
Tencent Holdings Ltd.	1,771	83,300
Want Want China Holdings Ltd.	2,601	2,037

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

China (continued)
Wuxi Biologics Cayman, Inc.*(2)	195	$2,101
Yum China Holdings, Inc.	140	6,370
Total China		412,034

India - 1.9%
Axis Bank Ltd.(3)	117	5,733
Dr Reddy's Laboratories Ltd.(1)	34	1,251
HDFC Bank Ltd.(1)	488	56,110
ICICI Bank Ltd.(1)	2,496	30,476
Infosys Ltd.(1)	105	1,189
Larsen & Toubro Ltd.(3)	705	14,086
Mahindra & Mahindra Ltd.(3)	201	1,586
Reliance Industries Ltd.*(2)(3)	341	11,475
State Bank of India*(3)	158	7,647
Tata Motors Ltd.*(1)	109	1,058
Vedanta Ltd.(1)	57	498
Total India		131,109

Indonesia - 6.9%
Ace Hardware Indonesia Tbk PT	16,078	2,105
Adaro Energy Tbk PT	46,256	4,191
Astra International Tbk PT	67,957	33,937
Bank Central Asia Tbk PT	35,627	78,665
Bank Mandiri Persero Tbk PT	61,754	35,135
Bank Negara Indonesia Persero Tbk PT	25,063	15,154
Bank Rakyat Indonesia Persero Tbk PT	408,944	130,703
Barito Pacific Tbk PT	16,140	4,468
Bumi Serpong Damai Tbk PT*	15,129	1,533
Charoen Pokphand Indonesia Tbk PT	24,669	9,460
Ciputra Development Tbk PT	20,074	1,769
Gudang Garam Tbk PT	1,635	8,807
Hanjaya Mandala Sampoerna Tbk PT	30,808	6,660
Indah Kiat Pulp & Paper Corp Tbk PT	6,106	3,256
Indocement Tunggal Prakarsa Tbk PT	6,127	9,824
Indofood CBP Sukses Makmur Tbk PT	7,718	5,892
Indofood Sukses Makmur Tbk PT	15,079	7,611
Jasa Marga Persero Tbk PT	24,955	10,682
Kalbe Farma Tbk PT	67,473	7,076
Pabrik Kertas Tjiwi Kimia Tbk PT	2,585	2,213
Pelayaran Tamarin Samudra Tbk PT*	38,643	1,345
Perusahaan Gas Negara Persero Tbk PT	35,623	5,210
Semen Indonesia Persero Tbk PT	9,887	9,081
Summarecon Agung Tbk PT	17,553	1,659
Telekomunikasi Indonesia Persero Tbk PT	152,495	46,781
Unilever Indonesia Tbk PT	4,127	12,837
United Tractors Tbk PT	5,452	9,695
XL Axiata Tbk PT*	11,610	2,675
Total Indonesia		468,424

Malaysia - 5.9%
AirAsia Group Bhd	6,704	3,184
Alliance Bank Malaysia Bhd	4,061	3,622
AMMB Holdings Bhd	4,655	4,772
Axiata Group Bhd	21,570	26,293
British American Tobacco Malaysia Bhd	344	1,882
Bursa Malaysia Bhd	1,470	2,405
Carlsberg Brewery Malaysia Bhd	446	2,605
CIMB Group Holdings Bhd	25,090	30,887
Dialog Group Bhd	12,756	10,665
DiGi.Com Bhd	6,134	7,432
Fraser & Neave Holdings Bhd	232	1,940
Gamuda Bhd	5,389	4,845

Security Description	Shares	Value

Common Stocks (continued)

Malaysia (continued)
Genting Bhd	7,574	$12,610
Genting Malaysia Bhd	11,373	10,666
HAP Seng Consolidated Bhd	1,430	3,431
Hartalega Holdings Bhd	3,945	4,732
Hong Leong Bank Bhd	1,313	5,715
Hong Leong Financial Group Bhd	591	2,575
IHH Healthcare Bhd	15,328	21,321
IJM Corp. Bhd	7,512	4,242
Inari Amertron Bhd	7,532	3,012
IOI Corp. Bhd	5,529	5,614
Kuala Lumpur Kepong Bhd	949	5,432
Malayan Banking Bhd	15,324	32,122
Malaysia Airports Holdings Bhd	4,838	9,837
Maxis Bhd	3,860	5,313
MISC Bhd	2,688	4,723
My EG Services Bhd	7,019	2,636
Nestle Malaysia Bhd	162	5,834
Petronas Chemicals Group Bhd	6,379	11,579
Petronas Dagangan Bhd	596	3,394
Petronas Gas Bhd	1,515	5,904
PPB Group Bhd	1,377	6,240
Press Metal Aluminium Holdings Bhd	4,184	4,613
Public Bank Bhd	8,303	44,065
QL Resources Bhd	1,643	2,735
RHB Bank Bhd	5,466	7,285
Sime Darby Bhd	9,357	4,966
Sime Darby Plantation Bhd	6,819	7,618
Telekom Malaysia Bhd	8,613	8,537
Tenaga Nasional Bhd	13,512	45,253
Top Glove Corp. Bhd	5,134	5,648
Yinson Holdings Bhd	2,130	3,587
Total Malaysia		401,771

Mexico - 5.1%
Alfa SAB de CV Class A	9,009	7,804
Alsea SAB de CV*	1,357	2,767
America Movil SAB de CV Class L(1)	2,782	38,920
Arca Continental SAB de CV	805	4,282
Banco del Bajio SA(2)	2,193	4,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	3,816	5,452
Bolsa Mexicana de Valores SAB de CV	1,115	1,860
Cemex SAB de CV(1)	2,349	8,362
Coca-Cola Femsa SAB de CV	962	5,911
Concentradora Fibra Danhos SA de CV	2,607	3,538
El Puerto de Liverpool SAB de CV	378	1,836
Fibra Uno Administracion SA de CV	5,749	7,389
Fomento Economico Mexicano SAB de CV(1)	404	36,643
Genomma Lab Internacional SAB de CV Class B*	2,331	2,126
Gentera SAB de CV	3,803	3,139
GMexico Transportes SAB de CV(2)	7,649	8,773
Gruma SAB de CV Class B	764	7,002
Grupo Aeroportuario del Centro Norte SAB de CV	597	3,676
Grupo Aeroportuario del Pacifico SAB de CV Class B	793	7,958
Grupo Aeroportuario del Sureste SAB de CV Class B	369	5,602

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	8,619	$16,416
Grupo Carso SAB de CV, Series A1	4,115	13,272
Grupo Cementos de Chihuahua SAB de CV	714	3,833
Grupo Elektra SAB de CV	104	7,025
Grupo Financiero Banorte SAB de CV Class O	5,538	27,881
Grupo Financiero Inbursa SAB de CV Class O	12,665	15,544
Grupo Mexico SAB de CV, Series B	5,607	13,719
Grupo Televisa SAB(1)	1,070	10,176
Industrias Penoles SAB de CV	255	2,360
Infraestructura Energetica Nova SAB de CV	918	3,545
Kimberly-Clark de Mexico SAB de CV Class A*	2,881	5,988
Megacable Holdings SAB de CV	1,601	6,820
Mexichem SAB de CV	2,325	4,260
PLA Administradora Industrial S de RL de CV	1,956	2,752
Prologis Property Mexico SA de CV	1,572	3,157
Promotora y Operadora de Infraestructura SAB de CV	283	2,549
Qualitas Controladora SAB de CV	874	2,723
Regional SAB de CV	788	3,774
Telesites SAB de CV*	6,181	3,683
Wal-Mart de Mexico SAB de CV	9,454	27,893
Total Mexico		344,535

Philippines - 8.9%
Aboitiz Equity Ventures, Inc.	16,383	17,063
Aboitiz Power Corp.	12,019	8,361
Alliance Global Group, Inc.	32,105	9,830
Ayala Corp.	2,282	42,938
Ayala Land, Inc.	63,370	62,016
Bank of the Philippine Islands	14,028	24,810
BDO Unibank, Inc.	17,331	50,065
Bloomberry Resorts Corp.	24,891	5,615
Globe Telecom, Inc.	233	9,835
GT Capital Holdings, Inc.	619	11,276
International Container Terminal Services, Inc.	12,194	32,350
JG Summit Holdings, Inc.	28,084	36,010
Jollibee Foods Corp.	3,576	18,201
Manila Electric Co.	1,946	13,958
Megaworld Corp.	86,920	10,454
Metro Pacific Investments Corp.	107,426	10,133
Metropolitan Bank & Trust Co.	15,609	23,235
PLDT, Inc.	842	19,028
Puregold Price Club, Inc.	6,022	5,384
Robinsons Retail Holdings, Inc.	6,276	9,780
San Miguel Corp.	2,981	10,427
Security Bank Corp.	3,782	13,564
SM Investments Corp.	3,956	77,701
SM Prime Holdings, Inc.	77,184	55,362
Universal Robina Corp.	8,143	25,539
Total Philippines		602,935

Poland - 7.9%
Alior Bank SA*	870	10,532
Asseco Poland SA	589	8,335
Bank Millennium SA*	4,919	9,601
Bank Polska Kasa Opieki SA	1,460	38,855
CCC SA	268	10,372
CD Projekt SA	604	35,842
Cyfrowy Polsat SA	1,974	15,299
Dino Polska SA*(2)	433	16,322

Security Description	Shares	Value

Common Stocks (continued)

Poland (continued)
Grupa Lotos SA	794	$17,904
ING Bank Slaski SA	296	14,632
KGHM Polska Miedz SA*	1,250	30,444
KRUK SA	139	6,649
LPP SA	11	22,264
mBank SA*	103	9,285
Orange Polska SA*	5,570	9,715
PGE Polska Grupa Energetyczna SA*	7,344	16,837
Polski Koncern Naftowy ORLEN SA	2,693	67,645
Polskie Gornictwo Naftowe i Gazownictwo SA	14,450	20,989
Powszechna Kasa Oszczednosci Bank Polski SA	8,118	85,600
Powszechny Zaklad Ubezpieczen SA	5,290	57,063
Santander Bank Polska SA	315	26,608
Total Poland		530,793

Russia - 8.1%
Aeroflot PJSC	1,228	2,063
Alrosa PJSC	6,751	8,645
Gazprom Neft PJSC	827	5,542
Gazprom PJSC	21,655	80,601
Lenta Ltd.*(3)	1,182	4,054
LUKOIL PJSC	1,302	106,916
Magnit PJSC	148	8,801
Magnitogorsk Iron & Steel Works PJSC	4,473	3,014
MMC Norilsk Nickel PJSC	157	36,128
Mobile TeleSystems PJSC	1,885	7,848
Moscow Exchange MICEX-RTS PJSC	4,414	6,461
Novatek PJSC	2,878	59,669
Novolipetsk Steel PJSC	2,597	6,157
PhosAgro PJSC	112	4,183
Polyus PJSC	58	5,887
Rosneft Oil Co. PJSC	2,836	18,801
Rostelecom PJSC	1,545	2,002
RusHydro PJSC	378,297	3,362
Sberbank of Russia PJSC	23,181	85,039
Severstal PJSC	451	7,290
Surgutneftegas PJSC	82,177	34,938
Tatneft PJSC	3,434	40,098
VTB Bank PJSC	9,912,738	6,619
Total Russia		544,118

South Africa - 8.4%
Absa Group Ltd.	1,367	15,218
Anglo American Platinum Ltd.	101	6,014
AngloGold Ashanti Ltd.(1)	789	13,460
Aspen Pharmacare Holdings Ltd.	614	3,866
Assore Ltd.	175	4,284
AVI Ltd.	524	3,168
Barloworld Ltd.	343	2,878
Bid Corp. Ltd.	588	12,300
Bidvest Group Ltd. (The)	603	7,786
Capitec Bank Holdings Ltd.	96	7,898
Clicks Group Ltd.	397	5,653
Discovery Ltd.	654	6,032
Exxaro Resources Ltd.	414	4,830
FirstRand Ltd.	6,205	26,713
Fortress REIT Ltd. Class A	1,878	2,795
Foschini Group Ltd. (The)	379	4,389
Gold Fields Ltd.	1,275	6,759

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

South Africa (continued)
Growthpoint Properties Ltd.	4,641	$7,720
Harmony Gold Mining Co. Ltd.*	860	2,214
Hyprop Investments Ltd.	404	1,962
Impala Platinum Holdings Ltd.*	1,147	6,163
Investec Ltd.	432	2,468
Kumba Iron Ore Ltd.	150	4,982
Life Healthcare Group Holdings Ltd.	1,875	2,969
Mr Price Group Ltd.	446	5,493
MTN Group Ltd.	1,940	15,247
Naspers Ltd. Class N	809	197,822
Nedbank Group Ltd.	617	10,373
Netcare Ltd.	2,112	2,465
Northam Platinum Ltd.*	564	2,478
Pick n Pay Stores Ltd.	562	2,608
PSG Group Ltd.	266	4,243
Rand Merchant Investment Holdings Ltd.	1,615	3,479
Redefine Properties Ltd.	7,942	4,872
Remgro Ltd.	1,024	12,786
Resilient REIT Ltd.	418	1,793
RMB Holdings Ltd.	1,586	8,378
Sanlam Ltd.	3,703	19,272
Sappi Ltd.	819	2,979
Sasol Ltd.	1,192	25,824
Shoprite Holdings Ltd.	738	7,949
Sibanye Gold Ltd.*	2,237	2,842
SPAR Group Ltd. (The)	315	4,045
Standard Bank Group Ltd.	3,239	40,545
Telkom SA SOC Ltd.	487	2,925
Tiger Brands Ltd.	301	4,677
Truworths International Ltd.	679	2,960
Vodacom Group Ltd.	964	7,908
Vukile Property Fund Ltd.	1,443	1,899
Woolworths Holdings Ltd.	1,645	6,308
Total South Africa		564,691

South Korea - 2.9%
Amorepacific Corp.	11	1,302
Celltrion Healthcare Co. Ltd.*	24	937
Celltrion, Inc.*	31	4,467
Fila Korea Ltd.	18	1,027
Hana Financial Group, Inc.	101	2,967
Hotel Shilla Co. Ltd.	12	798
Hyundai Engineering & Construction Co. Ltd.	32	1,164
Hyundai Mobis Co. Ltd.	20	4,074
Hyundai Motor Co.	50	5,346
Industrial Bank of Korea	110	1,223
Kakao Corp.	16	1,717
Kangwon Land, Inc.	52	1,352
KB Financial Group, Inc.	133	4,879
Kia Motors Corp.	84	3,106
Korea Aerospace Industries Ltd.	34	1,062
Korea Electric Power Corp.*	188	4,433
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	17	1,559
Korea Zinc Co. Ltd.	3	1,122
KT Corp.(1)	163	1,923
KT&G Corp.	44	3,581
LG Chem Ltd.	14	3,994
LG Corp.	33	1,972
LG Display Co. Ltd.*	99	1,213
LG Electronics, Inc.	39	2,153

Security Description	Shares	Value

Common Stocks (continued)

South Korea (continued)
LG Household & Health Care Ltd.	2	$2,125
LG Uplus Corp.	120	1,319
Lotte Chemical Corp.	8	1,576
NAVER Corp.	51	5,949
NCSoft Corp.	5	2,035
POSCO	26	4,956
Samsung Biologics Co. Ltd.*(2)	5	1,183
Samsung C&T Corp.	34	2,635
Samsung Card Co. Ltd.	48	1,473
Samsung Electro-Mechanics Co. Ltd.	19	1,477
Samsung Electronics Co. Ltd.	1,869	71,642
Samsung Fire & Marine Insurance Co. Ltd.	10	2,223
Samsung Heavy Industries Co. Ltd.*	191	1,141
Samsung Life Insurance Co. Ltd.	25	1,608
Samsung SDI Co. Ltd.	17	3,578
Samsung SDS Co. Ltd.	11	1,939
Samsung Securities Co. Ltd.	30	928
Shinhan Financial Group Co. Ltd.	155	5,699
SillaJen, Inc.*	28	1,047
SK Holdings Co. Ltd.	13	2,428
SK Hynix, Inc.	176	11,440
SK Innovation Co. Ltd.	21	3,035
SK Telecom Co. Ltd.	18	3,781
S-Oil Corp.	19	1,511
Woongjin Coway Co. Ltd.	25	1,773
Woori Financial Group, Inc.	164	1,816
Total South Korea		197,688

Spain - 0.1%
AmRest Holdings SE*	638	6,658

Taiwan - 5.2%
Advantech Co. Ltd.	281	2,377
ASE Technology Holding Co. Ltd.*	2,003	4,503
Asia Cement Corp.	1,961	2,636
Asustek Computer, Inc.	423	3,020
Catcher Technology Co. Ltd.	420	3,120
Cathay Financial Holding Co. Ltd.	4,998	6,558
Chailease Holding Co. Ltd.	597	2,526
Chang Hwa Commercial Bank Ltd.	4,287	3,005
China Development Financial Holding Corp.	7,680	2,292
China Steel Corp.	7,284	5,622
Chunghwa Telecom Co. Ltd.	3,030	10,524
Compal Electronics, Inc.	2,613	1,605
CTBC Financial Holding Co. Ltd.	10,248	6,690
Delta Electronics, Inc.	1,246	6,071
E.Sun Financial Holding Co. Ltd.	7,021	5,870
Far Eastern New Century Corp.	2,620	2,494
Far EasTone Telecommunications Co. Ltd.	1,121	2,578
Feng Tay Enterprise Co. Ltd.	33	221
First Financial Holding Co. Ltd.	5,584	4,202
Formosa Chemicals & Fibre Corp.	2,196	6,709
Formosa Petrochemical Corp.	721	2,458
Formosa Plastics Corp.	2,367	7,650
Fubon Financial Holding Co. Ltd.	4,001	5,558
Hon Hai Precision Industry Co. Ltd.	8,336	21,071
Hotai Motor Co. Ltd.	174	2,521
Hua Nan Financial Holdings Co. Ltd.	4,574	3,229
Largan Precision Co. Ltd.	70	9,567
Lite-On Technology Corp.	1,766	2,516

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Taiwan (continued)
MediaTek, Inc.	856	$8,658
Mega Financial Holding Co. Ltd.	5,811	5,999
Nan Ya Plastics Corp.	3,131	7,179
Novatek Microelectronics Corp.	523	2,792
Pegatron Corp.	1,738	2,845
Pou Chen Corp.	1,990	2,461
President Chain Store Corp.	342	3,299
Quanta Computer, Inc.	1,725	3,190
Realtek Semiconductor Corp.	427	2,877
Shanghai Commercial & Savings Bank Ltd. (The)	2,088	3,451
Shin Kong Financial Holding Co. Ltd.	8,960	2,605
SinoPac Financial Holdings Co. Ltd.	8,523	3,399
Taishin Financial Holding Co. Ltd.	5,745	2,697
Taiwan Cement Corp.*	2,991	4,300
Taiwan Cooperative Financial Holding Co. Ltd.	5,171	3,492
Taiwan High Speed Rail Corp.	1,727	2,310
Taiwan Mobile Co. Ltd.	965	3,398
Taiwan Semiconductor Manufacturing Co. Ltd.	15,524	129,552
Uni-President Enterprises Corp.	3,254	8,455
United Microelectronics Corp.	6,407	2,843
Win Semiconductors Corp.	211	1,818
Yuanta Financial Holding Co. Ltd.	5,919	3,331
Total Taiwan		348,144

Thailand - 7.8%
Advanced Info Service PCL	2,480	17,176
Airports of Thailand PCL	11,105	25,998
B Grimm Power PCL	2,194	2,532
Bangchak Corp. PCL	2,657	2,613
Bangkok Bank PCL	4,761	28,097
Bangkok Dusit Medical Services PCL	22,437	18,238
Bangkok Expressway & Metro PCL	18,880	6,446
Banpu PCL	10,770	5,008
Berli Jucker PCL	3,150	5,300
BTS Group Holdings PCL	19,913	8,029
Bumrungrad Hospital PCL	1,246	6,908
Central Pattana PCL	6,876	16,377
CH Karnchang PCL	2,631	2,310
Charoen Pokphand Foods PCL	12,051	10,873
CP ALL PCL	14,319	40,389
CPN Retail Growth Leasehold REIT	3,514	3,742
Delta Electronics Thailand PCL	1,423	2,452
Electricity Generating PCL	680	7,274
Energy Absolute PCL	4,761	8,088
Global Power Synergy PCL	957	2,077
Gulf Energy Development PCL	2,173	8,938
Home Product Center PCL	12,763	7,138
Indorama Ventures PCL	5,094	6,791
Intouch Holdings PCL	6,041	12,522
IRPC PCL	30,718	4,794
Kasikornbank PCL	6,410	35,953
Kiatnakin Bank PCL	1,606	3,812
Krung Thai Bank PCL	36,055	22,978
Land & Houses PCL	20,047	7,366
Minor International PCL	7,576	9,915
Muangthai Capital PCL	1,615	3,177
PTT Exploration & Production PCL	3,391	14,940
PTT Global Chemical PCL	5,613	11,042
PTT PCL	35,840	55,062
Ratch Group PCL	1,585	3,479

Security Description	Shares	Value

Common Stocks (continued)

Thailand (continued)
Siam Cement PCL (The)	1,898	$26,784
Siam Commercial Bank PCL (The)	6,788	30,348
Sino-Thai Engineering & Construction PCL	3,772	3,127
Srisawad Corp. PCL	2,089	3,719
Supalai PCL	3,329	2,381
Thai Oil PCL	2,720	6,102
Thai Union Group PCL	7,347	4,515
Thanachart Capital PCL	2,123	4,073
Tisco Financial Group PCL	1,515	4,975
TMB Bank PCL	49,073	3,016
Total Access Communication PCL	1,348	2,564
True Corp. PCL	39,037	8,187
WHA Corp. PCL	18,267	2,780
Total Thailand		530,405

Turkey - 3.0%
Akbank T.A.S.*	19,073	25,802
Arcelik AS*	1,748	5,465
Aselsan Elektronik Sanayi Ve Ticaret AS	1,727	5,864
BIM Birlesik Magazalar AS	1,371	11,511
Enka Insaat ve Sanayi AS	8,786	9,603
Eregli Demir ve Celik Fabrikalari TAS	9,177	12,217
Ford Otomotiv Sanayi AS	454	4,970
Haci Omer Sabanci Holding AS	7,898	13,968
KOC Holding AS	6,896	23,131
TAV Havalimanlari Holding AS	1,210	5,442
Tekfen Holding AS	1,386	5,866
Tupras Turkiye Petrol Rafinerileri AS	733	18,387
Turk Hava Yollari AO*	4,379	9,777
Turkcell Iletisim Hizmetleri AS	6,559	15,349
Turkiye Garanti Bankasi AS*	13,101	23,122
Turkiye Is Bankasi AS Class C*	9,267	10,361
Yapi ve Kredi Bankasi AS*	9,859	4,823
Total Turkey		205,658

United States - 0.1%
JBS SA	1,168	7,621

Total Common Stocks
(Cost $6,123,102)		6,237,626

Exchange Traded Fund - 6.1%

United States - 6.1%
Franklin FTSE India ETF	18,886	413,250

Total Exchange Traded Fund
(Cost $419,332)		413,250

PREFERRED STOCKS-1.1%

Brazil-0.8%
Azul SA, 0.00%*	348	4,722
Centrais Eletricas Brasileiras SA, 3.44% Class B	350	3,632
Cia Brasileira de Distribuicao, 1.80%	212	5,197
Cia Energetica de Minas Gerais, 4.16%	1,347	4,991
Gol Linhas Aereas Inteligentes SA, 0.00% Class Preference*	333	3,575
Itausa - Investimentos Itau SA, 3.23%	5,359	17,510
Lojas Americanas SA, 0.40%	1,074	5,108
Telefonica Brasil SA, 10.50%	590	8,085
Total Brazil		52,820

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Chile-0.2%
Embotelladora Andina SA, 3.94% Class B	3,052	$10,729

Russia-0.1%
Transneft PJSC, 6.83%	4	9,911

Total Preferred Stocks
(Cost $65,983)		73,460

Warrant - 0.0%(4)
Thailand - 0.0%(4)
Minor International PCL, expiring 9/30/2021*
(Cost $0)	730	131

TOTAL INVESTMENTS - 99.5%
(Cost $6,608,417)		6,724,467
Other Assets in Excess of Liabilities - 0.5%		34,925

Net Assets - 100.0%		$6,759,392

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the aggregate value of these securities was $50,224, or 0.7% of net assets.
(3)	Global Depositary Receipts.
(4)	Amount rounds to less than 0.05%.

Industry Breakdown
As of July 31, 2019 (based on net assets)
Financials	29.5%
Energy	10.7%
Consumer Discretionary	8.9%
Industrials	8.2%
Consumer Staples	7.7%
Communication Services	7.5%
Materials	7.1%
Information Technology	4.9%
Utilities	3.9%
Real Estate	3.5%
Health Care	1.5%
Equity Fund	6.1%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,237,626	$—	$—	$6,237,626
Exchange Traded Fund	413,250	—	—	413,250
Preferred Stocks	73,460	—	—	73,460
Warrant	131	—	—	131
Total	$6,724,467	$—	$—	$6,724,467

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS-113.1%(1)

Communication Services-1.1%
Telephone & Data Systems, Inc., 5.88%	20,787	$534,018

Energy-15.0%
DCP Midstream LP, Series B, 7.88%	91,260	2,268,724
Energy Transfer Operating LP, Series C, 7.38%	90,933	2,209,672
Energy Transfer Operating LP, Series E, 7.60%	2,695	67,025
GasLog Partners LP, Series A, 8.63% (Monaco)	9,119	229,525
GasLog Partners LP, Series B, 8.20% (Monaco)	12,658	300,248
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)	7,782	209,569
NuStar Energy LP, Series A, 8.50%	25,885	624,087
NuStar Energy LP, Series B, 7.63%	9,424	201,202
NuStar Energy LP, Series C, 9.00%	52,310	1,309,842
NuStar Logistics LP, 9.04%	149	3,870
Total Energy		7,423,764

Financials-45.8%
Annaly Capital Management, Inc., Series G, 6.50%	102,628	2,559,542
Annaly Capital Management, Inc., Series I, 6.75%*	1,224	31,469
Apollo Global Management LLC, Series A, 6.38%	24,599	642,526
Arch Capital Group Ltd., Series E, 5.25%	16,738	412,090
Arch Capital Group Ltd., Series F, 5.45%	1,372	35,329
ARMOUR Residential REIT, Inc., Series B, 7.88%	54,687	1,368,269
Axis Capital Holdings Ltd., Series D, 5.50%	36,871	931,361
Axis Capital Holdings Ltd., Series E, 5.50%	7,103	179,848
Bank of America Corp., Series KK, 5.38%*	4,164	106,765
Brighthouse Financial, Inc., 6.25%	2,026	55,512
Capital One Financial Corp., Series G, 5.20%	1,760	45,285
Carlyle Group LP, Series A, 5.88%	52,641	1,318,657
Chimera Investment Corp., Series A, 8.00%	37,686	1,000,563
Chimera Investment Corp., Series B, 8.00%	17,445	456,710
Chimera Investment Corp., Series C, 7.75%	11,570	292,837
Chimera Investment Corp., Series D, 8.00%	24,575	634,526
Compass Diversified Holdings, Series A, 7.25%	12,729	292,640
Cowen, Inc., 7.35%	20,150	532,766
Invesco Mortgage Capital, Inc., Series B, 7.75%	3,656	98,822
Invesco Mortgage Capital, Inc., Series C, 7.50%	24,769	641,022
Legg Mason, Inc., 5.45%	8,455	218,223
National General Holdings Corp., Series B, 7.50%	107,195	2,623,062
National General Holdings Corp., Series C, 7.50%	27,698	670,569
New York Mortgage Trust, Inc., Series D, 8.00%	40,187	988,198
Oaktree Capital Group LLC, Series A, 6.63%	68,171	1,828,346
PennyMac Mortgage Investment Trust, Series A, 8.13%	4,960	133,027
PennyMac Mortgage Investment Trust, Series B, 8.00%	19,563	519,202

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
TriState Capital Holdings, Inc., Series B, 6.38%	987	$25,711
Two Harbors Investment Corp., Series C, 7.25%	13,454	339,041
Two Harbors Investment Corp., Series E, 7.50%	87,596	2,237,202
Wells Fargo & Co., Series X, 5.50%	56,546	1,453,798
Total Financials		22,672,918

Industrials-4.7%
Seaspan Corp., Series G, 8.20% (Hong Kong)	59,578	1,496,004
Seaspan Corp., Series I, 8.00% (Hong Kong)	33,571	835,582
Total Industrials		2,331,586

Real Estate-36.9%
American Homes 4 Rent, Series F, 5.88%	374	10,105
Ashford Hospitality Trust, Inc., Series F, 7.38%	41,969	822,173
Ashford Hospitality Trust, Inc., Series G, 7.38%	25,517	489,671
Ashford Hospitality Trust, Inc., Series H, 7.50%	38,040	757,376
Ashford Hospitality Trust, Inc., Series I, 7.50%	49,875	1,014,457
Boston Properties, Inc., Series B, 5.25%	420	10,567
Brookfield Property REIT, Inc., Series A, 6.38%	11,319	284,560
City Office REIT, Inc., Series A, 6.63%	313	8,276
Colony Capital, Inc., Series I, 7.15%	39,095	924,206
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	102	2,686
Digital Realty Trust, Inc., Series J, 5.25%	4,043	104,390
EPR Properties, Series G, 5.75%	95,643	2,417,855
Federal Realty Investment Trust, Series C, 5.00%	8,575	217,376
Hersha Hospitality Trust, Series D, 6.50%	74,864	1,864,862
Hersha Hospitality Trust, Series E, 6.50%	36,840	924,684
Kimco Realty Corp., Series J, 5.50%	24,227	620,938
Kimco Realty Corp., Series M, 5.25%	11,508	288,045
Monmouth Real Estate Investment Corp., Series C, 6.13%	9,917	246,933
National Retail Properties, Inc., Series F, 5.20%	9,524	240,005
National Storage Affiliates Trust, Series A, 6.00%	835	21,994
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	2,000	43,900
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	49,319	1,079,593
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	1,000	21,290
PS Business Parks, Inc., Series W, 5.20%	29,272	736,191
Public Storage, Series V, 5.38%	2,856	72,285
Public Storage, Series W, 5.20%	46,064	1,158,510
Public Storage, Series X, 5.20%	24,300	611,631
RLJ Lodging Trust, Series A, 1.95%	77,390	2,054,705
Summit Hotel Properties, Inc., Series E, 6.25%	24,178	629,837
Vornado Realty Trust, Series L, 5.40%	307	7,746

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Washington Prime Group, Inc., Series H, 7.50%	29,578	$608,715
Total Real Estate		18,295,562

Utilities-9.6%
Dominion Energy, Inc., Series A, 6.75%	7,747	388,900
NextEra Energy Capital Holdings, Inc., 5.00%	9,841	248,682
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	6,881	174,915
SCE Trust II, 5.10%	66,298	1,555,351
SCE Trust VI, 5.00%	101,216	2,390,722
Total Utilities		4,758,570

Total Preferred Stocks
(Cost $54,313,219)		56,016,418

Common Stocks - 6.3%(1)

Communication Services - 2.3%
Verizon Communications, Inc.(2)	20,353	1,124,910

Energy - 0.8%
Kinder Morgan, Inc.(2)	19,437	400,791

Real Estate - 2.6%
Boston Properties, Inc.(2)	9,699	1,289,482

Utilities - 0.6%
Sempra Energy	158	21,398
Southern Co. (The)(2)	4,931	277,122
Total Utilities		298,520

Total Common Stocks
(Cost $3,155,266)		3,113,703

Exchange Traded Fund - 3.1%(1)

Equity Fund - 3.1%
iShares U.S. Real Estate ETF(2)	17,018	1,521,239

Total Exchange Traded Fund
(Cost $1,530,719)		1,521,239

TOTAL INVESTMENTS - 122.5%
(Cost $58,999,204)		60,651,360

Securities Sold Short - (5.1)%

Exchange Traded Funds - (5.1)%

Equity Funds - (5.1)%
iShares 20+ Year Treasury Bond ETF	(14,000)	(1,860,460)
iShares 7-10 Year Treasury Bond ETF	(6,000)	(659,220)

Total Equity Funds		(2,519,680)

Total Exchange Traded Funds
(Proceeds$(2,368,240))		(2,519,680)

Total Securities Sold Short - (5.1)%
(Proceeds $(2,368,240))		(2,519,680)
Liabilities in Excess of Other Assets - (17.4)%		(8,631,505)

Net Assets - 100.0%		$49,500,175

Security Description	Notional Amount	Number of contracts	Value

Written Options - (0.2)%

Written Call Options
Boston Properties, Inc.,
Expires 08/16/19,
Strike Price $135.00	(5,000)	(50)	$(7,350)
Boston Properties, Inc.,
Expires 08/16/19,
Strike Price $140.00	(5,000)	(50)	(3,000)
Boston Properties, Inc.,
Expires 10/18/19,
Strike Price $140.00	(7,000)	(70)	(9,275)
iShares U.S. Real Estate ETF,
Expires 08/02/19,
Strike Price $90.00	(8,000)	(80)	(2,720)
iShares U.S. Real Estate ETF,
Expires 08/09/19,
Strike Price $91.50	(6,000)	(60)	(1,260)
iShares U.S. Real Estate ETF,
Expires 08/23/19,
Strike Price $92.00	(16,000)	(160)	(4,720)
iShares U.S. Real Estate ETF,
Expires 08/30/19,
Strike Price $91.00	(7,000)	(70)	(5,775)
Kinder Morgan, Inc.,
Expires 09/06/19,
Strike Price $21.00	(13,000)	(130)	(4,030)
Kinder Morgan, Inc.,
Expires 09/20/19,
Strike Price $21.00	(10,000)	(100)	(3,800)
Southern Co. (The),
Expires 08/02/19,
Strike Price $57.00	(7,000)	(70)	(910)
Southern Co. (The),
Expires 08/16/19,
Strike Price $57.00	(6,000)	(60)	(2,340)
Southern Co. (The),
Expires 08/23/19,
Strike Price $57.00	(6,000)	(60)	(2,850)
Southern Co. (The),
Expires 08/30/19,
Strike Price $58.00	(6,000)	(60)	(1,200)
Utilities Select Sector SPDR Fund,
Expires 08/02/19,
Strike Price $62.00	(8,000)	(80)	0
Utilities Select Sector SPDR Fund,
Expires 08/09/19,
Strike Price $62.50	(6,000)	(60)	(60)
Utilities Select Sector SPDR Fund,
Expires 08/23/19,
Strike Price $63.00	(4,000)	(40)	(200)
Utilities Select Sector SPDR Fund,
Expires 08/30/19,
Strike Price $62.00	(6,000)	(60)	(1,020)

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Call Options (continued)
Utilities Select Sector SPDR Fund,
Expires 09/06/19,
Strike Price $62.00	(6,000)	(60)	$(1,260)
Verizon Communications, Inc.,
Expires 08/02/19,
Strike Price $59.00	(5,000)	(50)	(150)
Verizon Communications, Inc.,
Expires 08/02/19,
Strike Price $61.00	(5,000)	(50)	(100)
Verizon Communications, Inc.,
Expires 08/09/19,
Strike Price $61.00	(6,000)	(60)	(120)
Verizon Communications, Inc.,
Expires 08/16/19,
Strike Price $59.00	(5,000)	(50)	(450)
Verizon Communications, Inc.,
Expires 08/16/19,
Strike Price $60.00	(5,000)	(50)	(200)
Verizon Communications, Inc.,
Expires 08/23/19,
Strike Price $60.00	(5,000)	(50)	(350)
Verizon Communications, Inc.,
Expires 08/30/19,
Strike Price $60.00	(5,000)	(50)	(500)
Verizon Communications, Inc.,
Expires 08/30/19,
Strike Price $61.00	(7,000)	(70)	(420)
Verizon Communications, Inc.,
Expires 09/20/19,
Strike Price $60.00	(6,000)	(60)	(1,380)
Verizon Communications, Inc.,
Expires 09/20/19,
Strike Price $62.50	(4,000)	(40)	(280)

Written Put Options
Boston Properties, Inc.,
Expires 08/16/19,
Strike Price $130.00	(1,000)	(10)	(780)
Edison International,
Expires 08/16/19,
Strike Price $67.50	(7,000)	(70)	(2,240)
Edison International,
Expires 09/20/19,
Strike Price $65.00	(6,000)	(60)	(3,300)
Edison International,
Expires 10/18/19,
Strike Price $65.00	(7,000)	(70)	(6,650)
iShares 20+ Year Treasury Bond ETF,
Expires 08/02/19,
Strike Price $129.00	(5,000)	(50)	(50)
iShares 20+ Year Treasury Bond ETF,
Expires 08/09/19,
Strike Price $129.00	(5,000)	(50)	(350)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Put Options (continued)
iShares 20+ Year Treasury Bond ETF,
Expires 08/16/19,
Strike Price $128.50	(5,000)	(50)	$(800)
iShares 20+ Year Treasury Bond ETF,
Expires 08/23/19,
Strike Price $127.50	(18,900)	(189)	(2,835)
iShares 20+ Year Treasury Bond ETF,
Expires 08/30/19,
Strike Price $127.00	(6,000)	(60)	(780)
iShares 20+ Year Treasury Bond ETF,
Expires 09/06/19,
Strike Price $127.00	(2,000)	(20)	(360)
iShares 20+ Year Treasury Bond ETF,
Expires 09/20/19,
Strike Price $126.00	(5,000)	(50)	(1,100)
iShares 20+ Year Treasury Bond ETF,
Expires 10/18/19,
Strike Price $124.00	(5,000)	(50)	(1,250)
iShares 20+ Year Treasury Bond ETF,
Expires 11/15/19,
Strike Price $123.00	(2,000)	(20)	(760)
iShares 7-10 Year Treasury Bond ETF,
Expires 08/16/19,
Strike Price $105.00	(2,000)	(20)	(20)
iShares 7-10 Year Treasury Bond ETF,
Expires 08/16/19,
Strike Price $107.00	(2,000)	(20)	(40)
iShares 7-10 Year Treasury Bond ETF,
Expires 08/23/19,
Strike Price $108.00	(2,000)	(20)	(140)
iShares 7-10 Year Treasury Bond ETF,
Expires 08/30/19,
Strike Price $108.00	(2,000)	(20)	(160)
iShares U.S. Real Estate ETF,
Expires 08/02/19,
Strike Price $84.00	(5,000)	(50)	(200)
iShares U.S. Real Estate ETF,
Expires 08/09/19,
Strike Price $84.00	(4,000)	(40)	(400)
iShares U.S. Real Estate ETF,
Expires 08/09/19,
Strike Price $86.00	(7,000)	(70)	(980)
iShares U.S. Real Estate ETF,
Expires 08/16/19,
Strike Price $83.00	(6,000)	(60)	(600)
iShares U.S. Real Estate ETF,
Expires 08/23/19,
Strike Price $85.00	(2,000)	(20)	(570)

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Put Options (continued)
iShares U.S. Real Estate ETF,
Expires 08/30/19,
Strike Price $85.00	(5,000)	(50)	$(1,825)
iShares U.S. Real Estate ETF,
Expires 09/06/19,
Strike Price $85.00	(6,000)	(60)	(2,700)
iShares U.S. Real Estate ETF,
Expires 09/20/19,
Strike Price $83.00	(1,000)	(10)	(430)
iShares U.S. Real Estate ETF,
Expires 09/20/19,
Strike Price $84.00	(6,000)	(60)	(2,940)
Kinder Morgan, Inc.,
Expires 08/02/19,
Strike Price $20.00	(7,000)	(70)	(140)
Kinder Morgan, Inc.,
Expires 08/02/19,
Strike Price $20.50	(7,000)	(70)	(840)
Kinder Morgan, Inc.,
Expires 08/09/19,
Strike Price $20.50	(10,000)	(100)	(1,800)
Kinder Morgan, Inc.,
Expires 08/23/19,
Strike Price $20.50	(10,000)	(100)	(2,900)
Public Storage,
Expires 08/16/19,
Strike Price $230.00	(3,000)	(30)	(1,200)
Sempra Energy,
Expires 08/16/19,
Strike Price $135.00	(6,000)	(60)	(12,300)
Sempra Energy,
Expires 09/20/19,
Strike Price $130.00	(5,000)	(50)	(7,000)
Simon Property Group, Inc.,
Expires 08/16/19,
Strike Price $155.00	(2,000)	(20)	(1,440)
Southern Co. (The),
Expires 08/02/19,
Strike Price $54.00	(1,000)	(10)	(20)
Southern Co. (The),
Expires 08/09/19,
Strike Price $54.00	(5,000)	(50)	(500)
Southern Co. (The),
Expires 08/16/19,
Strike Price $52.50	(5,000)	(50)	(500)
Verizon Communications, Inc.,
Expires 08/09/19,
Strike Price $56.00	(5,000)	(50)	(6,200)

TOTAL WRITTEN OPTIONS - (0.2)%
(Premiums Received $155,338)			$(122,820)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2019 was $51,734,800.
(2)	Subject to written call options.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$56,016,418	$—	$—	$56,016,418
Common Stocks	3,113,703	—	—	3,113,703
Exchange Traded Fund	1,521,239	—	—	1,521,239
Total	$60,651,360	$—	$—	$60,651,360
Liability Valuation Inputs
Exchange Traded Funds	$2,519,680	$—	$—	$2,519,680
Written Options	121,580	1,240	—	122,820
Total	$2,641,260	$1,240	$—	$2,642,500

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2019 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.7%

Health Care - 98.9%
Abeona Therapeutics, Inc.*	51,592	$133,623
Acceleron Pharma, Inc.*(1)	7,095	309,768
Achillion Pharmaceuticals, Inc.*	95,598	421,587
Adverum Biotechnologies, Inc.*	24,652	330,583
Agenus, Inc.*	100,271	241,653
Aimmune Therapeutics, Inc.*(1)	13,338	256,756
Akcea Therapeutics, Inc.*(1)	11,730	253,720
Akebia Therapeutics, Inc.*(1)	65,063	272,614
Alder Biopharmaceuticals, Inc.*(1)	22,154	224,198
Alector, Inc.*(1)	13,224	279,291
Allakos, Inc.*(1)	6,338	220,372
Allogene Therapeutics, Inc.*(1)	10,084	312,604
AnaptysBio, Inc.*(1)	3,822	205,280
Apellis Pharmaceuticals, Inc.*(1)	12,600	351,918
Arena Pharmaceuticals, Inc.*	4,838	303,246
ArQule, Inc.*	32,522	328,147
Arrowhead Pharmaceuticals, Inc.*(1)	10,330	300,190
Arvinas, Inc.*	12,884	343,745
Ascendis Pharma A/S (Denmark)*(2)	2,214	256,293
Assembly Biosciences, Inc.*	18,420	230,250
Atara Biotherapeutics, Inc.*(1)	12,203	174,137
Athenex, Inc.*(1)	14,984	269,712
Audentes Therapeutics, Inc.*	7,053	274,503
Autolus Therapeutics PLC (United Kingdom)*(1)(2)	17,311	266,936
Avrobio, Inc.*(1)	19,695	417,928
Axsome Therapeutics, Inc.*(1)	11,692	298,146
BeiGene Ltd. (China)*(1)(2)	2,275	312,448
BioCryst Pharmaceuticals, Inc.*	78,684	249,428
Biohaven Pharmaceutical Holding Co., Ltd.*	4,249	182,877
Bluebird Bio, Inc.*(1)	2,274	298,417
Blueprint Medicines Corp.*	2,951	295,543
Cara Therapeutics, Inc.*	13,773	329,726
ChemoCentryx, Inc.*(1)	31,973	255,145
Corbus Pharmaceuticals Holdings, Inc.*(1)	38,935	233,610
Cymabay Therapeutics, Inc.*	42,473	262,483
Cytokinetics, Inc.*(1)	27,962	340,857
CytomX Therapeutics, Inc.*	25,654	264,493
Deciphera Pharmaceuticals, Inc.*(1)	12,449	275,123
Denali Therapeutics, Inc.*(1)	14,246	304,152
Dicerna Pharmaceuticals, Inc.*	18,068	246,267
Eidos Therapeutics, Inc.*(1)	8,495	276,767
Epizyme, Inc.*(1)	22,930	304,052
Esperion Therapeutics, Inc.*(1)	5,430	215,517
Fate Therapeutics, Inc.*	14,965	329,978
FibroGen, Inc.*(1)	6,565	310,262
Forty Seven, Inc.*	25,314	225,295
G1 Therapeutics, Inc.*(1)	14,360	356,272
Geron Corp.*(1)	179,012	214,814
Global Blood Therapeutics, Inc.*(1)	4,938	270,602
GlycoMimetics, Inc.*(1)	23,838	220,025
Gossamer Bio, Inc.*(1)	13,168	261,385
Gritstone Oncology, Inc.*(1)	27,130	284,865
ImmunoGen, Inc.*	134,704	303,084
Immunomedics, Inc.*(1)	21,587	318,408
Insmed, Inc.*(1)	11,200	245,840
Intra-Cellular Therapies, Inc.*(1)	21,322	178,039
Iovance Biotherapeutics, Inc.*(1)	13,962	343,326
KalVista Pharmaceuticals, Inc.*(1)	13,395	222,223
Karyopharm Therapeutics, Inc.*(1)	46,711	411,524

Security Description	Shares	Value

Common Stocks (continued)

Health Care (continued)
Krystal Biotech, Inc.*(1)	9,800	$470,498
Kura Oncology, Inc.*(1)	14,322	273,837
La Jolla Pharmaceutical Co.*(1)	27,470	229,649
MacroGenics, Inc.*	17,519	252,098
Madrigal Pharmaceuticals, Inc.*(1)	2,744	239,524
Magenta Therapeutics, Inc.*(1)	18,579	251,002
MeiraGTx Holdings PLC*	12,997	354,168
Mirati Therapeutics, Inc.*(1)	2,839	300,366
Moderna, Inc.*(1)	17,311	226,774
MyoKardia, Inc.*(1)	5,791	315,204
Myovant Sciences Ltd.*	30,799	221,753
Orchard Therapeutics PLC (United Kingdom)*(2)	18,333	258,495
PhaseBio Pharmaceuticals, Inc.*	22,949	179,232
Principia Biopharma, Inc.*	7,700	285,978
Progenics Pharmaceuticals, Inc.*(1)	65,214	350,851
ProQR Therapeutics NV (Netherlands)*	24,216	212,616
Prothena Corp. PLC (Ireland)*	28,379	265,627
PTC Therapeutics, Inc.*	6,660	320,812
Ra Pharmaceuticals, Inc.*	12,543	426,964
Reata Pharmaceuticals, Inc. Class A*	3,273	296,697
REGENXBIO, Inc.*(1)	5,524	245,321
Rhythm Pharmaceuticals, Inc.*(1)	11,938	229,806
Rocket Pharmaceuticals, Inc.*(1)	16,535	201,396
Sangamo Therapeutics, Inc.*	28,643	344,002
Sorrento Therapeutics, Inc.*(1)	84,682	227,795
Synthorx, Inc.*(1)	20,909	344,999
TG Therapeutics, Inc.*(1)	36,741	275,190
Tricida, Inc.*(1)	7,762	244,969
uniQure N.V. (Netherlands)*	3,670	215,246
UNITY Biotechnology, Inc.*(1)	30,554	215,711
Viking Therapeutics, Inc.*(1)	33,941	261,006
Voyager Therapeutics, Inc.*	11,011	242,352
WaVe Life Sciences Ltd*(1)	10,387	222,386
Xencor, Inc.*(1)	8,514	374,786
ZIOPHARM Oncology, Inc.*(1)	51,100	354,634
Total Health Care		26,151,791

Materials - 0.8%
Amyris, Inc.*(1)	67,863	209,697

Total Common Stocks
(Cost $31,112,004)		26,361,488

SECURITIES LENDING COLLATERAL - 13.4%

Money Market Fund - 13.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%(3)(4)
(Cost $3,534,826)	3,534,826	3,534,826

TOTAL INVESTMENTS - 113.1%
(Cost $34,646,830)		29,896,314
Liabilities in Excess of Other Assets - (13.1)%		(3,463,335)

Net Assets - 100.0%		$26,432,979

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2019 (unaudited)

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,630,249; total market value of collateral held by the Fund was $7,903,748. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,368,922.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2019.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$26,361,488	$—	$—	$26,361,488
Money Market Fund	3,534,826	—	—	3,534,826
Total	$29,896,314	$—	$—	$29,896,314

Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks - 98.8%

Health Care - 98.8%
ACADIA Pharmaceuticals, Inc.*(1)	34,779	$854,868
Agios Pharmaceuticals, Inc.*(1)	17,556	844,619
Alexion Pharmaceuticals, Inc.*	7,159	811,043
Alnylam Pharmaceuticals, Inc.*	12,042	934,339
Amgen, Inc.	4,796	894,838
Amicus Therapeutics, Inc.*(1)	74,337	921,779
Biogen, Inc.*	3,711	882,550
BioMarin Pharmaceutical, Inc.*	10,432	827,466
Celgene Corp.*	8,734	802,305
Clovis Oncology, Inc.*(1)	65,148	687,311
Enanta Pharmaceuticals, Inc.*(1)	9,837	737,972
Exelixis, Inc.*	42,831	911,015
Gilead Sciences, Inc.	12,707	832,563
Halozyme Therapeutics, Inc.*	53,631	911,191
Incyte Corp.*	10,852	921,552
Intercept Pharmaceuticals, Inc.*(1)	10,607	666,650
Ionis Pharmaceuticals, Inc.*(1)	13,583	894,576
Ironwood Pharmaceuticals, Inc.*(1)	81,356	864,814
Lexicon Pharmaceuticals, Inc.*(1)	149,339	201,608
Ligand Pharmaceuticals, Inc.*(1)	7,859	719,177
Medicines Co. (The)*(1)	23,910	856,934
Momenta Pharmaceuticals, Inc.*	70,434	795,904
Nektar Therapeutics*(1)	25,257	718,814
Neurocrine Biosciences, Inc.*	10,047	968,430
Omeros Corp.*(1)	52,090	807,916
Portola Pharmaceuticals, Inc.*(1)	32,766	874,197
Puma Biotechnology, Inc.*(1)	65,813	635,096
Radius Health, Inc.*	38,350	822,991
Regeneron Pharmaceuticals, Inc.*	2,766	842,966
Retrophin, Inc.*(1)	43,951	869,790
Sage Therapeutics, Inc.*(1)	4,848	777,328
Sarepta Therapeutics, Inc.*(1)	7,054	1,049,988
Seattle Genetics, Inc.*(1)	12,322	932,899
Stemline Therapeutics, Inc.*	59,547	790,189
Theravance Biopharma, Inc. (Cayman Islands)*(1)	52,895	1,102,861
Ultragenyx Pharmaceutical, Inc.*(1)	14,755	889,136
United Therapeutics Corp.*(1)	10,782	854,366
Vanda Pharmaceuticals, Inc.*	57,796	719,560
Vertex Pharmaceuticals, Inc.*	4,953	825,269
Total Health Care		32,256,870

Total Common Stocks
(Cost $37,697,871)		32,256,870

SECURITIES LENDING COLLATERAL - 4.0%

Money Market Fund - 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%(2)(3)
(Cost $1,309,329)	1,309,329	1,309,329

TOTAL INVESTMENTS - 102.8%
(Cost $39,007,200)		33,566,199
Liabilities in Excess of Other Assets - (2.8)%		(910,171)

Net Assets - 100.0%		$32,656,028

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,359,744; total market value of collateral held by the Fund was $9,689,452. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $8,380,123.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of July 31, 2019.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$32,256,870	$—	$—	$32,256,870
Money Market Funds	1,309,329	—	—	1,309,329
Total	$33,566,199	$—	$—	$33,566,199

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2019 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 32.9%

Communication Services – 2.6%
AT&T, Inc., 3.62%, (3-Month USD LIBOR + 1.18%), 06/12/24(1)	$98,000	$99,879
Cincinnati Bell, Inc., 7.00%, 07/15/24(2)	64,000	55,040
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(2)	55,000	59,812
Consolidated Communications, Inc., 6.50%, 10/01/22	70,000	63,813
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(2)	25,000	25,469
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(2)	40,000	41,100
Discovery Communications LLC, 3.95%, 03/20/28	112,000	115,675
DISH DBS Corp., 5.88%, 07/15/22	40,000	40,581
DISH DBS Corp., 7.75%, 07/01/26	13,000	12,708
Frontier Communications Corp., 8.50%, 04/15/20	22,000	16,720
Frontier Communications Corp., 11.00%, 09/15/25	45,000	26,325
Frontier Communications Corp., 8.50%, 04/01/26(2)	18,000	17,635
GrubHub Holdings, Inc., 5.50%, 07/01/27(2)	15,000	15,431
iHeartCommunications, Inc., 6.38%, 05/01/26	16,004	17,080
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	30,676
iHeartCommunications, Inc. Escrow, 9.00%, 12/15/19(3)	265,000	0
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(2)	55,000	49,775
Nexstar Escrow, Inc., 5.63%, 07/15/27(2)	5,000	5,194
Sirius XM Radio, Inc., 4.63%, 07/15/24(2)	15,000	15,477
Sirius XM Radio, Inc., 5.50%, 07/01/29(2)	25,000	26,149
Total Communication Services		734,539

Consumer Discretionary – 4.0%
Beazer Homes USA, Inc., 5.88%, 10/15/27	30,000	27,600
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	77,000	80,625
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	31,000	31,009
Dollar Tree, Inc., 4.00%, 05/15/25	54,000	56,332
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(2)	21,000	22,312
Eldorado Resorts, Inc., 6.00%, 09/15/26	23,000	24,955
frontdoor, Inc., 6.75%, 08/15/26(2)	46,000	49,105
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	55,983
Golden Nugget, Inc., 8.75%, 10/01/25(2)	25,000	26,250
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(2)	15,000	15,450
IAA, Inc., 5.50%, 06/15/27(2)	20,000	20,962
Lear Corp., 3.80%, 09/15/27	111,000	110,216
M/I Homes, Inc., 5.63%, 08/01/25	55,000	56,100
Michaels Stores, Inc., 8.00%, 07/15/27(2)	10,000	9,713

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(2)	$88,000	$37,840
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 05/15/26(2)	5,000	5,186
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(2)	45,000	45,844
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 04/15/24(2)	10,000	10,225
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/26(2)	5,000	5,232
PulteGroup, Inc., 7.88%, 06/15/32	40,000	48,050
Scientific Games International, Inc., 6.63%, 05/15/21	24,000	24,420
Scientific Games International, Inc., 8.25%, 03/15/26(2)	25,000	26,820
Service Corp. International, 5.13%, 06/01/29	15,000	15,863
Tenneco, Inc., 5.00%, 07/15/26	57,000	44,460
Under Armour, Inc., 3.25%, 06/15/26	65,000	62,921
Vista Outdoor, Inc., 5.88%, 10/01/23	68,000	66,300
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	70,000	69,825
William Lyon Homes, Inc., 6.00%, 09/01/23	70,000	70,875
Total Consumer Discretionary		1,120,473

Consumer Staples – 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC, 5.75%, 03/15/25	30,000	30,750
Altria Group, Inc., 4.40%, 02/14/26	12,000	12,817
Altria Group, Inc., 4.80%, 02/14/29	117,000	125,990
CVS Health Corp., 4.30%, 03/25/28	95,000	100,921
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/30(2)	15,000	15,011
Total Consumer Staples		285,489

Energy – 3.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(2)	80,000	80,300
Callon Petroleum Co., 6.13%, 10/01/24	25,172	24,732
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	31,800
Citgo Holding, Inc., 10.75%, 02/15/20(2)	46,000	48,001
Citgo Holding, Inc., 9.25%, 08/01/24(2)	5,000	5,219
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(2)	65,000	64,269
Denbury Resources, Inc., 9.25%, 03/31/22(2)	26,000	22,945
Denbury Resources, Inc., 7.75%, 02/15/24(2)	25,000	18,437
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(2)	25,000	5,375
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	20,000	13,350
Hollyfrontier Corp., 5.88%, 04/01/26	80,000	88,612
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	143,000	196,278
MPLX LP, 4.00%, 03/15/28	60,000	62,043
Nabors Industries, Inc., 5.50%, 01/15/23	56,000	52,640

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	$70,000	$73,243
Sanchez Energy Corp., 7.25%, 02/15/23(2)	12,000	9,840
Transocean, Inc., 9.00%, 07/15/23(2)	18,000	19,007
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	53,000	55,390
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/27(2)	15,000	15,674
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(2)	130,000	77,350
Weatherford International Ltd., 9.88%, 02/15/24(4)	35,000	16,713
Total Energy		981,218

Financials – 9.7%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(2)	30,000	32,156
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(2)	70,000	64,575
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(1)	95,000	100,844
Ares Capital Corp., 3.50%, 02/10/23	56,000	56,038
Athene Holding Ltd., 4.13%, 01/12/28	102,000	103,094
Aviation Capital Group LLC, 3.50%, 11/01/27(2)	126,000	127,232
Bank of America Corp., 4.20%, 08/26/24	103,000	109,473
Brighthouse Financial, Inc., 3.70%, 06/22/27	148,000	143,873
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	80,000	82,280
Capital One Financial Corp., 3.75%, 07/28/26	130,000	133,329
E*TRADE Financial Corp., 4.50%, 06/20/28	102,000	109,344
FS KKR Capital Corp., 4.25%, 01/15/20	78,000	78,311
Goldman Sachs Group, Inc. (The), 3.69%, (3-Month USD LIBOR + 1.17%), 05/15/26(1)	99,000	99,302
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26(2)	75,000	77,350
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 01/15/27	50,000	53,118
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%), perpetual(1),(5)	160,000	161,634
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(1),(5)	35,000	36,256
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(1),(5)	52,000	55,557
Morgan Stanley, 3.13%, 07/27/26	115,000	116,852
Nationstar Mortgage Holdings, Inc., 8.13%, 07/15/23(2)	55,000	57,269
Navient Corp., 6.75%, 06/25/25	84,000	87,990

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
PNC Financial Services Group, Inc. (The), 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(1),(5)	$95,000	$96,985
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(1)	90,000	96,460
Santander Holdings USA, Inc., 4.40%, 07/13/27	74,000	78,353
Springleaf Finance Corp., 6.88%, 03/15/25	30,000	33,632
Springleaf Finance Corp., 7.13%, 03/15/26	22,000	24,750
Synchrony Financial, 3.95%, 12/01/27	170,000	172,561
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	55,000	57,853
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(2)	115,000	119,202
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/25(2)	20,000	20,725
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(1),(5)	134,000	142,303
Total Financials		2,728,701

Health Care – 2.4%
Avantor, Inc., 6.00%, 10/01/24(2)	32,000	34,320
Avantor, Inc., 9.00%, 10/01/25(2)	45,000	49,978
Bausch Health Americas, Inc., 9.25%, 04/01/26(2)	24,000	26,880
Bausch Health Americas, Inc., 8.50%, 01/31/27(2)	10,000	11,039
Bausch Health Cos., Inc., 5.50%, 11/01/25(2)	51,000	53,231
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(2)	10,000	10,300
Eagle Holding Co. II LLC, 7.75%, 05/15/22(2)(6)	35,000	35,394
Eagle Holding Co. II LLC, 7.63%, 05/15/22(2)(6)	36,000	36,360
HCA, Inc., 5.63%, 09/01/28	37,000	40,892
HCA, Inc., 4.13%, 06/15/29	60,000	61,584
IQVIA, Inc., 5.00%, 05/15/27(2)	15,000	15,673
Mylan NV, 3.95%, 06/15/26	85,000	86,917
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	43,000	42,140
Par Pharmaceutical, Inc., 7.50%, 04/01/27(2)	35,000	31,850
Select Medical Corp., 6.25%, 08/15/26(2)	35,000	35,612
Surgery Center Holdings, Inc., 6.75%, 07/01/25(2)	12,000	10,710
Surgery Center Holdings, Inc., 10.00%, 04/15/27(2)	30,000	29,700
Tenet Healthcare Corp., 6.25%, 02/01/27(2)	30,000	31,088
West Street Merger Sub, Inc., 6.38%, 09/01/25(2)	39,000	35,978
Total Health Care		679,646

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials – 3.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(2)	$55,000	$57,612
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/27(2)	30,000	31,387
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%), perpetual(1),(5)	65,000	63,068
Hillman Group, Inc. (The), 6.38%, 07/15/22(2)	70,000	64,421
Navistar International Corp., 6.63%, 11/01/25(2)	55,000	56,925
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(2)	42,000	43,207
Oshkosh Corp., 4.60%, 05/15/28	112,000	118,653
Owens Corning, 3.95%, 08/15/29	93,000	93,020
Pentair Finance Sarl, 4.50%, 07/01/29	100,000	102,401
TransDigm, Inc., 6.50%, 05/15/25	100,000	103,375
US Airways Pass-Through Trust, Class B, Series 2012-1, 8.00%, 04/01/21	125,501	126,342
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(2)(6)	30,000	28,388
Total Industrials		888,799

Information Technology – 2.6%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	117,000	118,357
Citrix Systems, Inc., 4.50%, 12/01/27	90,000	94,030
Dell International LLC / EMC Corp., 4.90%, 10/01/26(2)	50,000	52,262
Dell International LLC / EMC Corp., 8.10%, 07/15/36(2)	44,000	55,481
Everi Payments, Inc., 7.50%, 12/15/25(2)	15,000	15,825
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(2)	30,000	24,681
Micron Technology, Inc., 4.19%, 02/15/27	70,000	70,841
Motorola Solutions, Inc., 4.60%, 02/23/28	57,857	60,941
Motorola Solutions, Inc., 4.60%, 05/23/29	45,000	47,845
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(2)	55,000	54,588
ViaSat, Inc., 5.63%, 09/15/25(2)	70,000	70,000
VMware, Inc., 3.90%, 08/21/27	80,000	81,171
Total Information Technology		746,022

Materials – 0.9%
Greif, Inc., 6.50%, 03/01/27(2)	45,000	47,025
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	60,000	61,200
LSB Industries, Inc., 9.63%, 05/01/23(2)	35,000	36,837
Olin Corp., 5.63%, 08/01/29	55,000	56,581
Trident Merger Sub, Inc., 6.63%, 11/01/25(2)	40,000	35,300
Trident TPI Holdings, Inc., 9.25%, 08/01/24(2)	30,000	29,588
Total Materials		266,531

Security Description	Principal	Value

CORPORATE BONDS (continued)

Real Estate – 1.7%
EPR Properties, 4.75%, 12/15/26	$75,000	$79,581
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	59,000	61,153
Hospitality Properties Trust, 4.38%, 02/15/30	100,000	95,544
LifeStorage LP, 3.50%, 07/01/26	54,000	54,534
LifeStorage LP, 3.88%, 12/15/27	19,000	19,743
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	32,000	33,120
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,137
Physicians Realty LP, 4.30%, 03/15/27	126,000	131,026
Total Real Estate		484,838

Utilities – 1.4%
CenterPoint Energy, Inc., 4.25%, 11/01/28	90,000	98,040
DPL, Inc., 4.35%, 04/15/29(2)	73,000	71,402
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	25,000	18,250
Talen Energy Supply LLC, 7.25%, 05/15/27(2)	15,000	14,844
Talen Energy Supply LLC, 6.63%, 01/15/28(2)	55,000	53,144
TerraForm Power Operating LLC, 5.00%, 01/31/28(2)	50,000	50,938
Vistra Operations Co. LLC, 4.30%, 07/15/29(2)	75,000	75,537
Total Utilities		382,155

Total Corporate Bonds
(Cost $9,168,447)		9,298,411

FOREIGN BONDS – 21.9%

Communication Services – 0.7%
Tencent Holdings Ltd., 3.98%, 04/11/29 (China)(2)	200,000	210,947

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(2)	35,000	37,012

Consumer Staples – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 04/13/28 (Belgium)	60,000	65,179
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	22,000	25,070
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(2)	100,000	107,109
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	61,000	52,765
Total Consumer Staples		250,123

Energy – 6.1%
Encana Corp., 8.13%, 09/15/30 (Canada)	125,000	165,734

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37 (Russia)		$100,000	$128,552
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(2)		300,000	324,909
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(2)		255,000	317,648
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)		280,000	331,985
Petrobras Global Finance BV, 5.75%, 02/01/29 (Brazil)		230,000	247,940
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)		50,000	49,400
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)		30,000	29,826
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)		90,000	82,935
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)		40,000	36,059
Total Energy			1,714,988

Financials – 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)		150,000	150,484
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(2)		290,000	305,051
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(1)		72,000	73,457
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)		200,000	193,000
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(2)	KZT	70,000,000	177,756
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)		105,000	112,041
Fairstone Financial, Inc., 7.88%, 07/15/24 (Canada)(2)		10,000	10,331
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(1)		90,000	91,472
Total Financials			1,113,592

Government – 6.0%
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)		140,000	116,287
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(2)		140,000	153,126
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(2)		200,000	218,814

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Indonesia Treasury Bond, Series FR77, 8.13%, 05/15/24 (Indonesia)	IDR	$970,000,000	$73,083
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	2,200,000	112,551
Oman Government International Bond, 5.38%, 03/08/27 (Oman)(2)		200,000	196,192
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)(2)		150,000	126,752
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	201,146
Saudi Government International Bond, 4.38%, 04/16/29 (Saudi Arabia)(2)		200,000	221,047
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		65,000	68,436
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(2)		185,000	195,852
Total Government			1,683,286

Health Care – 0.1%
Advanz Pharma Corp., 8.00%, 09/06/24 (Canada)		17,000	16,787

Industrials – 2.4%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(2)		87,000	90,086
Bombardier, Inc., 7.50%, 03/15/25 (Canada)(2)		30,000	30,619
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)		98,000	103,488
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(2)		100,000	127,551
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(2)		49,000	50,347
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(2)		22,000	22,770
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(2)		25,000	27,437
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 11/10/29 (Norway)(2)		189,504	183,317
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(2)		40,000	36,400
Total Industrials			672,015

Materials – 1.7%
ArcelorMittal, 4.55%, 03/11/26 (Luxembourg)		50,000	52,444
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(2)		240,000	279,365

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Materials (continued)
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(2)	$106,000	$108,523
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(2)	30,000	31,013
Total Materials		471,345

Total Foreign Bonds
(Cost $5,948,477)		6,170,095

U.S. GOVERNMENT SECURITIES – 12.9%
U.S. Treasury Bill
2.50%, 09/05/19(7)	210,000	209,594
2.08%, 11/14/19(7)	285,000	283,315
U.S. Treasury Bond
3.00%, 08/15/48	415,000	454,806
U.S. Treasury Note
2.25%, 03/31/21	530,000	532,795
1.13%, 08/31/21	140,000	137,856
2.38%, 01/31/23	1,055,000	1,074,184
2.88%, 08/15/28	500,000	536,260
2.63%, 02/15/29	75,000	78,978
2.38%, 05/15/29	330,000	340,467

Total U.S. Government Securities
(Cost $3,543,551)		3,648,255

TERM LOANS – 11.5%

Aerospace – 0.2%
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 6.33%, (1-Month USD LIBOR + 4.00%), 04/06/26(1)	22,762	22,933
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 6.33%, (1-Month USD LIBOR + 4.00%), 04/06/26(1)	12,238	12,330
TransDigm, Inc., 4.83%, (1-Month USD LIBOR + 2.50%), 06/09/23(1)	33,039	32,924
Total Aerospace		68,187

Communication Services – 0.2%
iHeartCommunications, Inc., 6.58%, (1-Month USD LIBOR + 4.00%), 05/01/26(1)	70,019	70,632

Consumer Durables – 0.1%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 6.24%, (1-Month USD LIBOR + 4.00%), 09/29/24(1)	29,125	29,100

Consumer Non-Durables – 0.8%
American Greetings Corp., 6.73%, (1-Month USD LIBOR + 4.50%), 04/06/24(1)	83,190	82,878

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables (continued)
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.26%, (3-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(1)	$26,202	$24,617
Parfums Holding Co., Inc., 6.77%, (1-Month USD LIBOR + 4.25%), 06/30/24(1)	50,205	50,205
Rodan & Fields, LLC, 6.33%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan)(1)	62,742	58,402
Total Consumer Non-Durables		216,102

Energy – 0.4%
CITGO Petroleum Corp., 7.32%, (1-Month USD LIBOR + 5.00%), 03/28/24(1)	39,900	40,025
Medallion Midland Acquisition, LLC, 5.48%, (1-Month USD LIBOR + 3.25%), 10/30/24(1)	67,070	66,316
Total Energy		106,341

Financials – 1.5%
Asurion, LLC (fka Asurion Corp.), 8.73%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	46,228	47,095
Blackhawk Network Holdings, Inc., 5.23%, (1-Month USD LIBOR + 3.00%), 06/15/25(1)	43,877	43,855
Ditech Holding Corp., 12.50%, (US PRIME + 7.00%), 06/30/22(1)(4)	478,472	183,016
Financial & Risk US Holdings, Inc. (aka Refinitiv), 5.98%, (1-Month USD LIBOR + 3.75%), 10/01/25(1)	64,438	64,478
FinCo I, LLC (aka Fortress Investment Group), 4.23%, (1-Month USD LIBOR + 2.00%), 12/27/22(1)	22,347	22,464
iStar, Inc. (fka iStar Financial, Inc.), 5.13%, (1-Month USD LIBOR + 2.75%), 06/28/23(1)	68,341	68,640
Total Financials		429,548

Food and Drug – 0.2%
Albertson's LLC, 5.31%, (1-Month USD LIBOR + 3.00%), 12/21/22(1)	43,601	43,753

Food/Tobacco – 0.2%
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 5.92%, (1-Month USD LIBOR + 3.69%), 05/23/25(1)	19,613	19,292
Milk Specialties Co., 6.23%, (1-Month USD LIBOR + 4.00%), 08/16/23(1)	27,003	26,418
Total Food/Tobacco		45,710

Gaming/Leisure – 0.4%
Playa Resorts Holding B.V., 4.98%, (1-Month USD LIBOR + 2.75%), 04/29/24(1)	26,441	25,529

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Gaming/Leisure (continued)
Scientific Games International, Inc., 4.98%, (1-Month USD LIBOR + 2.75%), 08/14/24(1)	$33,866	$33,744
Stars Group Holdings B.V., 5.83%, (1-Month USD LIBOR + 3.50%), 07/10/25(1)	41,358	41,565
UFC HOLDINGS LLC, 5.49%, (1-Month USD LIBOR + 3.25%), 04/29/26(1)	17,573	17,634
Total Gaming/Leisure		118,472

Health Care – 1.8%
Accelerated Health Systems, LLC, 5.86%, (1-Month USD LIBOR + 3.50%), 10/31/25(1)	39,650	39,873
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 6.73%, (1-Month USD LIBOR + 4.50%), 06/30/25(1)	48,778	48,981
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.38%, (1-Month USD LIBOR + 3.00%), 06/02/25 (Canada)(1)	43,517	43,724
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.23%, (1-Month USD LIBOR + 3.00%), 06/07/23(1)	86,315	86,307
Concordia Healthcare Corp., 7.83%, (1-Month USD LIBOR + 5.50%), 09/06/24 (Canada)(1)	156,615	152,671
Envision Health Care Corp., 5.98%, (1-Month USD LIBOR + 3.75%), 10/10/25(1)	30,740	26,502
Ortho-Clinical Diagnostics, Inc., 5.56%, (1-Month USD LIBOR + 3.25%), 06/15/25(1)	51,443	50,061
Prospect Medical Holdings, Inc., 7.88%, (1-Month USD LIBOR + 5.50%), 02/22/24(1)	38,703	38,679
Sotera Health Holdings LLC, 05/15/22(9)	15,000	15,038
Total Health Care		501,836

Housing – 0.6%
American Builders & Contractors Supply Co., Inc., 4.23%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico)(1)	57,598	57,382
Capital Automotive L.P., 8.23%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile)(1)	33,153	33,391
CPG International LLC (fka CPG International, Inc.), 5.93%, (1-Month USD LIBOR + 3.75%), 05/05/24(1)	94,631	93,508
Total Housing		184,281

Information Technology – 1.4%
Applied Systems, Inc., 9.33%, (3-Month USD LIBOR + 7.00%), 09/19/25(1)	50,000	50,667

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
BMC Software Finance, Inc., 6.58%, (1-Month USD LIBOR + 4.25%), 10/02/25(1)	$44,613	$43,001
Dell International LLC / EMC Corp., 4.24%, (1-Month USD LIBOR + 2.00%), 09/07/23(1)	39,659	39,810
Kronos, Inc., 5.58%, (1-Month USD LIBOR + 3.00%), 11/01/23 (Oman)(1)	82,445	82,599
Kronos, Inc., 10.83%, (1-Month USD LIBOR + 8.25%), 11/01/24(1)	48,000	49,710
SS&C Technologies, Inc., 4.48%, (1-Month USD LIBOR + 2.25%), 04/16/25(1)	16,642	16,663
SS&C Technologies, Inc., 4.48%, (1-Month USD LIBOR + 2.25%), 04/16/25(1)	12,890	12,906
Vertafore, Inc., 5.48%, (1-Month USD LIBOR + 3.25%), 07/02/25(1)	89,288	87,806
Total Information Technology		383,162

Manufacturing – 0.3%
CPI Acquisition, Inc., 6.71%, (1-Month USD LIBOR + 4.50%), 08/17/22(1)	60,000	48,450
Hillman Group, Inc. (The), 6.23%, (1-Month USD LIBOR + 4.00%), 05/30/25(1)	34,152	33,327
Total Manufacturing		81,777

Materials – 0.0%(8)
Hexion, Inc., 5.82%, (1-Month USD LIBOR + 3.50%), 07/01/26(1)	10,000	10,000

Media/Telecom - Broadcasting – 0.1%
Diamond Sports Group LLC, 07/18/26(9)	20,000	20,071
Nexstar Broadcasting, Inc., 06/19/26(9)	20,000	20,029
Total Media/Telecom - Broadcasting		40,100

Media/Telecom - Cable/Wireless Video – 0.2%
CSC Holdings, LLC, 4.58%, (1-Month USD LIBOR + 2.25%), 01/15/26(1)	59,176	59,102

Media/Telecom - Diversified Media – 0.1%
Cineworld Finance US, Inc., 4.48%, (1-Month USD LIBOR + 2.25%), 02/28/25 (Kazakhstan)(1)	24,190	24,142

Media/Telecom - Telecommunications – 0.8%
CenturyLink, Inc., 4.98%, (1-Month USD LIBOR + 2.75%), 01/31/25(1)	62,044	61,738
Securus Technologies Holdings, Inc., 10.58%, (1-Month USD LIBOR + 8.25%), 11/01/25(1)	140,000	126,934
West Corp., 6.52%, (1-Month USD LIBOR + 4.00%), 10/10/24(1)	34,697	32,498
Total Media/Telecom - Telecommunications		221,170

Media/Telecom - Wireless Communications – 0.2%
CommScope, Inc., 5.48%, (1-Month USD LIBOR + 3.25%), 04/06/26(1)	60,000	60,180

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Retail – 0.1%
Neiman Marcus Group, Inc. (The), 8.38%, (1-Month USD LIBOR + 6.00%), 10/25/23(1)	$38,499	$33,157

Service – 1.1%
Dun & Bradstreet Corporation, The, 7.24%, (1-Month USD LIBOR + 5.00%), 02/06/26(1)	40,000	40,313
GFL Environmental, Inc., 5.23%, (1-Month USD LIBOR + 3.00%), 05/30/25(1)	83,711	83,225
Hoya Midco, LLC, 5.73%, (1-Month USD LIBOR + 3.50%), 06/30/24(1)	14,902	14,796
PI UK Holdco II Limited, 5.48%, (1-Month USD LIBOR + 3.25%), 01/03/25(1)	66,312	66,146
Red Ventures, LLC, 5.23%, (1-Month USD LIBOR + 3.00%), 11/08/24(1)	66,515	66,837
TKC Holdings, Inc., 5.99%, (1-Month USD LIBOR + 3.75%), 02/01/23(1)	27,914	27,426
Total Service		298,743

Transportation - Automotive – 0.2%
Panther BF Aggregator 2 LP, 5.73%, (1-Month USD LIBOR + 3.50%), 04/30/26(1)	50,000	50,078

Utilities – 0.6%
APLP Holdings Limited Partnership, 4.98%, (1-Month USD LIBOR + 2.75%), 04/13/23(1)	48,684	48,806
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 5.73%, (1-Month USD LIBOR + 3.50%), 08/01/25(1)	54,538	54,776
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 8.98%, (1-Month USD LIBOR + 6.75%), 08/03/26(1)	25,000	25,347
Calpine Corp., 5.08%, (1-Month USD LIBOR + 2.75%), 04/05/26(1)	35,000	35,072
Total Utilities		164,001

Total Term Loans
(Cost $3,534,623)		3,239,574

MORTGAGE BACKED SECURITIES - 8.4%

Commercial Mortgage Backed Securities - 0.5%
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(10)	74,805	75,041
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39(1)(2)(10)	77,585	78,258
Total Commercial Mortgage Backed Securities		153,299

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities - 7.9%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(2)(11)	$140,000	$139,996
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1, 3.92%, 11/25/48(1)(2)(10)	255,030	259,793
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(10)	96,886	98,130
Banc of America Funding Trust, Class 5A1, Series 2004-D, 4.47%, 01/25/35(1)(10)	324,749	327,766
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)(10)	25,728	25,745
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(2)(10)	56,314	56,332
JPMorgan Mortgage Trust, Class A3, Series 2018-8, 4.00%, 01/25/49(1)(2)(10)	94,917	97,681
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(2)(10)	100,000	101,262
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(10)	114,932	117,352
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(1)(10)	263,993	270,628
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.73%, 04/25/34(1)(10)	107,518	111,907
Towd Point Mortgage Trust, Class A2, Series 2016-4, 3.00%, 07/25/56(1)(2)(10)	250,000	249,132
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 04/25/59(1)(2)(10)	157,334	158,696
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48(2)(11)	86,567	86,967
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49(2)(11)	131,048	131,869
Total Residential Mortgage Backed Securities		2,233,256

Total Mortgage Backed Securities
(Cost $2,330,423)		2,386,555

ASSET BACKED SECURITIES – 5.5%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(2)	327,250	335,926
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(2)	128,042	128,415
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(2)	90,000	90,920
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(2)	130,000	131,601
Genesis Sales Finance Master Trust, Class A, Series 2019-AA, 4.68%, 08/20/23(2)	115,000	117,022
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(2)	96,875	98,137
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(2)	565,000	566,044
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(2)	80,000	80,527

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

ASSET BACKED SECURITIES (continued)

Total Asset Backed Securities
(Cost $1,536,109)		$1,548,592

COMMON STOCKS - 0.2%

Communication Services - 0.1%
Clear Channel Outdoor Holdings, Inc.*	6,654	20,162

Materials - 0.1%
Hexion Holdings Corp. Class B*	2,817	31,691

Total Common Stocks
(Cost $71,574)		51,853

WARRANT - 0.1%

Communication Services - 0.1%
iHeart Media, Inc.* (Cost $49,157)	2,830	41,217

MONEY MARKET FUND - 6.4%
JP Morgan U.S. Government Money Market Institutional Shares, 2.18%(12) (Cost $1,800,177)	1,800,177	1,800,177

TOTAL INVESTMENTS - 99.8%
(Cost $27,982,538)		28,184,729
Other Assets in Excess of Liabilities - 0.2%		44,880

Net Assets - 100.0%		$28,229,609

*	Non-income producing security.
(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the aggregate value of these securities was $10,091,747, or 35.7% of net assets.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(5)	Perpetual security with no stated maturity date.
(6)	Payment in-kind security.100% of the income was received in cash.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(8)	Amount rounds to less than 0.05%.
(9)	The loan will settle after July 31, 2019 at which the interest rate will be determined.
(10)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(11)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2019.
(12)	The rate shown reflects the seven-day yield as of July 31, 2019.

Abbreviations:
CMT — 1 Year Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Currency Abbreviations
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$9,298,411	$0	$9,298,411
Foreign Bonds	—	6,170,095	—	6,170,095
U.S. Government Securities	—	3,648,255	—	3,648,255
Term Loans	—	3,239,574	—	3,239,574
Mortgage Backed Securities	—	2,386,555	—	2,386,555
Asset Backed Securities	—	1,548,592	—	1,548,592
Common Stocks	51,853	—	—	51,853
Warrant	—	41,217	—	41,217
Money Market Fund	1,800,177	—	—	1,800,177
Total	$1,852,030	$26,332,699	$0	$28,184,729

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the year. The following summarizes inputs (level 3) used as of July 31, 2019:

Corporate Bonds
Balance as of October 31, 2018	$272,105
Realized gain (loss)	— *
Change in unrealized appreciation (depreciation)	(117,196)
Purchases	117,607
Sales	(110,270)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	(162,246)
Balance as of July 31, 2019	—
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2019:	$(117,607)

* Rounds to less than $1.

rit

Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks - 63.6%

Financials - 63.6%
Apollo Investment Corp.	274,023	$4,480,276
Ares Capital Corp.	181,600	3,372,312
Barings BDC, Inc.	656,853	6,483,139
BlackRock Capital Investment Corp.	751,897	4,511,382
BlackRock TCP Capital Corp.	255,786	3,598,909
Capital Southwest Corp.	104,788	2,200,548
Capitala Finance Corp.	217,145	2,080,249
CM Finance, Inc.	263,974	1,940,209
Fidus Investment Corp.	227,500	3,687,775
FS KKR Capital Corp.	880,334	5,044,314
Garrison Capital, Inc.	283,911	2,007,251
Gladstone Capital Corp.	366,602	3,475,387
Gladstone Investment Corp.	242,027	2,742,166
Goldman Sachs BDC, Inc.	180,363	3,621,689
Golub Capital BDC, Inc.	171,398	3,107,446
Hercules Capital, Inc.	271,546	3,524,667
Horizon Technology Finance Corp.	166,916	2,041,383
Main Street Capital Corp.	64,757	2,765,124
Medley Capital Corp.	724,389	2,028,289
Monroe Capital Corp.	161,508	1,837,961
MVC Capital, Inc.	218,845	2,094,347
New Mountain Finance Corp.	257,487	3,545,596
Oaktree Specialty Lending Corp.	533,359	2,842,803
Oaktree Strategic Income Corp.	353,461	2,926,657
OFS Capital Corp.	158,727	1,750,759
Oxford Square Capital Corp.	881,720	5,907,524
PennantPark Floating Rate Capital Ltd.	298,133	3,494,119
PennantPark Investment Corp.	698,885	4,640,596
Portman Ridge Finance Corp.	773,074	1,839,916
Prospect Capital Corp.	700,590	4,637,906
Saratoga Investment Corp.	78,670	1,980,124
Solar Capital Ltd.	138,171	2,868,430
Solar Senior Capital Ltd.	193,807	3,250,143
Stellus Capital Investment Corp.	260,109	3,776,783
TCG BDC, Inc.	193,655	2,928,064
THL Credit, Inc.	294,114	1,958,799
TPG Specialty Lending, Inc.	166,299	3,246,156
TriplePoint Venture Growth BDC Corp.	280,205	4,175,054
WhiteHorse Finance, Inc.	264,437	3,707,407
Total Financials		126,121,659

Total Common Stocks
(Cost $128,883,146)		126,121,659

Closed End Funds - 35.0%
Barings Corporate Investors	176,808	2,839,537
BlackRock Debt Strategies Fund, Inc.	265,678	2,914,488
BlackRock Floating Rate Income Strategies Fund, Inc.	181,444	2,326,112
BlackRock Floating Rate Income Trust	183,454	2,300,513
Blackstone / GSO Long-Short Credit Income Fund	227,041	3,616,763
Blackstone / GSO Senior Floating Rate Term Fund	173,099	3,025,771
Blackstone / GSO Strategic Credit Fund	243,109	3,644,204
Eagle Point Credit Co., Inc.	313,896	5,417,845
Eaton Vance Floating-Rate Income Trust	182,680	2,462,526
Eaton Vance Senior Floating-Rate Trust	202,617	2,682,649
Eaton Vance Senior Income Trust	379,429	2,390,403
First Trust Senior Floating Rate Income Fund II	202,312	2,452,021

Security Description	Shares	Value

Closed End Funds (continued)
Invesco Senior Income Trust	566,588	$2,402,333
KKR Income Opportunities Fund	234,613	3,692,809
Nuveen Credit Strategies Income Fund	410,953	3,156,119
Nuveen Floating Rate Income Fund	298,133	2,909,778
Nuveen Floating Rate Income Opportunity Fund	314,978	3,052,137
Nuveen Senior Income Fund	497,196	2,933,456
Nuveen Short Duration Credit Opportunities Fund	195,200	2,998,272
Oxford Lane Capital Corp.	683,586	7,232,340
Pioneer Floating Rate Trust	253,932	2,691,679
Voya Prime Rate Trust	501,678	2,408,054

Total Closed End Funds
(Cost $69,111,430)		69,549,809

TOTAL INVESTMENTS - 98.6%
(Cost $197,994,576)		195,671,468
Other Assets in Excess of Liabilities - 1.4%		2,732,679

Net Assets - 100.0%		$198,404,147

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$126,121,659	$—	$—	$126,121,659
Closed End Funds	69,549,809	—	—	69,549,809
Total	$195,671,468	$—	$—	$195,671,468

Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks - 99.2%

Communication Services - 6.9%
BCE, Inc. (Canada)	57,354	$2,587,239
China Mobile Ltd. (China)(1)	57,715	2,458,659
Cogent Communications Holdings, Inc.	44,322	2,792,729
Telecom Argentina SA (Argentina)(1)	145,997	2,467,349
Telefonica Brasil SA (Brazil)(1)	200,271	2,731,697
TELUS Corp. (Canada)	71,276	2,559,521
Total Communication Services		15,597,194

Consumer Staples - 2.3%
Bunge Ltd.	45,410	2,653,306
Ingredion, Inc.	31,477	2,432,858
Total Consumer Staples		5,086,164

Energy - 31.4%
Black Stone Minerals LP	167,166	2,507,490
Canadian Natural Resources Ltd. (Canada)	94,256	2,382,792
China Petroleum & Chemical Corp. (China)(1)	38,540	2,473,112
CNX Midstream Partners LP	186,703	2,927,503
CONSOL Coal Resources LP	164,067	2,631,635
CVR Energy, Inc.	54,640	2,899,745
Delek Logistics Partners LP	85,206	2,829,691
Delek US Holdings, Inc.	65,671	2,829,107
Dorchester Minerals LP	144,550	2,688,630
Enbridge, Inc. (Canada)	73,990	2,470,526
EQM Midstream Partners LP	58,251	2,243,246
Green Plains Partners LP	190,496	2,752,667
Marathon Petroleum Corp.	50,472	2,846,116
MPLX LP	164,470	4,827,203
ONEOK, Inc.	38,714	2,713,077
Pembina Pipeline Corp. (Canada)	70,372	2,553,800
Permian Basin Royalty Trust	459,856	2,428,040
Phillips 66	28,768	2,950,446
Phillips 66 Partners LP	51,920	2,713,339
RPC, Inc.	373,581	2,308,731
Shell Midstream Partners LP	130,797	2,823,907
Suncor Energy, Inc. (Canada)	82,314	2,362,412
TC Energy Corp. (Canada)	52,462	2,568,539
Valero Energy Corp.	32,925	2,806,856
Viper Energy Partners LP	89,551	2,888,915
Western Midstream Partners LP	90,452	2,442,204
Total Energy		70,869,729

Financials - 2.3%
Arbor Realty Trust, Inc.	210,584	2,567,019
New Residential Investment Corp.	165,357	2,594,451
Total Financials		5,161,470

Industrials - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(1)	24,064	2,408,566

Materials - 19.3%
Air Products & Chemicals, Inc.	11,759	2,684,227
Eastman Chemical Co.	34,556	2,603,795
Huntsman Corp.	135,682	2,788,265
LyondellBasell Industries NV Class A	30,211	2,528,358
Mercer International, Inc. (Germany)	172,231	2,244,170
Methanex Corp. (Canada)	56,261	2,211,620
Neenah, Inc.	41,611	2,734,259
Norbord, Inc. (Canada)	108,907	2,522,286
PolyOne Corp.	88,284	2,893,067

Security Description	Shares	Value

Common Stocks (continued)

Materials (continued)
Reliance Steel & Aluminum Co.	28,945	$2,893,053
Rio Tinto PLC (Australia)(1)	43,417	2,478,242
Sensient Technologies Corp.	34,915	2,380,155
Sociedad Quimica y Minera de Chile SA (Chile)(1)	83,038	2,448,791
Southern Copper Corp. (Peru)	67,119	2,402,189
Steel Dynamics, Inc.	90,090	2,838,736
Vale SA (Brazil)(1)	191,039	2,481,597
Vedanta Ltd. (India)(1)	261,414	2,282,144
Total Materials		43,414,954

Real Estate - 31.1%
Alexander's, Inc.	6,700	2,509,150
Apple Hospitality REIT, Inc.	163,543	2,569,261
Armada Hoffler Properties, Inc.	151,243	2,560,544
Braemar Hotels & Resorts, Inc.	262,322	2,392,377
Brandywine Realty Trust	170,416	2,513,636
Brixmor Property Group, Inc.	140,927	2,674,794
Community Healthcare Trust, Inc.	66,211	2,720,610
Easterly Government Properties, Inc.	140,567	2,652,499
EPR Properties	33,286	2,477,477
Gaming and Leisure Properties, Inc.	64,228	2,422,038
GEO Group, Inc. (The)	110,537	1,968,664
Global Net Lease, Inc.	130,258	2,542,636
Iron Mountain, Inc.	80,502	2,367,564
Jernigan Capital, Inc.	121,753	2,415,580
Kimco Realty Corp.	136,948	2,630,771
Lamar Advertising Co. Class A	31,116	2,517,907
Medical Properties Trust, Inc.	142,017	2,485,298
Monmouth Real Estate Investment Corp.	185,256	2,554,680
National Health Investors, Inc.	32,201	2,556,115
Omega Healthcare Investors, Inc.	68,568	2,489,018
One Liberty Properties, Inc.	83,402	2,390,301
Pebblebrook Hotel Trust	89,912	2,516,637
Ryman Hospitality Properties, Inc.	31,839	2,387,925
Sabra Health Care REIT, Inc.	130,617	2,695,935
Summit Hotel Properties, Inc.	224,513	2,494,339
Taubman Centers, Inc.	61,327	2,484,970
Weingarten Realty Investors	91,002	2,539,866
Xenia Hotels & Resorts, Inc.	121,394	2,601,473
Total Real Estate		70,132,065

Utilities - 4.8%
Algonquin Power & Utilities Corp. (Canada)	209,495	2,608,213
Dominion Energy, Inc.	33,829	2,513,157
Duke Energy Corp.	29,492	2,557,546
Edison International	41,065	3,060,985
Total Utilities		10,739,901

Total Common Stocks
(Cost $230,382,946)		223,410,043

TOTAL INVESTMENTS - 99.2%
(Cost $230,382,946)		223,410,043
Other Assets in Excess of Liabilities - 0.8%		1,887,016

Net Assets - 100.0%		$225,297,059

(1)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$223,410,043	$—	$—	$223,410,043
Total	$223,410,043	$—	$—	$223,410,043

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks - 98.4%

Communication Services - 4.6%
China Mobile Ltd. (China)	1,114	$9,499
Chunghwa Telecom Co. Ltd. (Taiwan)	7,150	24,833
Comcast Corp. Class A	399	17,225
Deutsche Telekom AG (Germany)	732	12,058
Liberty Global PLC Class A (United Kingdom)*	1,003	26,750
Omnicom Group, Inc.	403	32,329
Pearson PLC (United Kingdom)	858	9,090
SK Telecom Co. Ltd. (South Korea)	80	16,803
Ubisoft Entertainment SA (France)*	122	10,097
Verizon Communications, Inc.	1,026	56,707
Viacom, Inc. Class B	407	12,352
Vodafone Group PLC (United Kingdom)	7,248	13,228
Total Communication Services		240,971

Consumer Discretionary - 8.7%
adidas AG (Germany)	51	16,347
AutoZone, Inc.*	25	28,076
Berkeley Group Holdings PLC (United Kingdom)	300	14,148
Best Buy Co., Inc.	360	27,551
Chipotle Mexican Grill, Inc.*	23	18,297
Darden Restaurants, Inc.	108	13,128
eBay, Inc.	624	25,703
Faurecia SE (France)	348	16,565
Fiat Chrysler Automobiles NV (United Kingdom)	808	10,766
H&R Block, Inc.	385	10,661
Haier Electronics Group Co. Ltd. (Hong Kong)	5,938	14,063
Home Depot, Inc. (The)	73	15,599
Hotai Motor Co. Ltd. (Taiwan)	651	9,431
JD.com, Inc. (China)*(1)	333	9,960
Kohl's Corp.	239	12,873
Lear Corp.	110	13,946
Lululemon Athletica, Inc.*	151	28,855
Macy's, Inc.	452	10,274
NVR, Inc.*	5	16,721
Panasonic Corp. (Japan)	2,408	20,468
PulteGroup, Inc.	506	15,944
Sankyo Co. Ltd. (Japan)	326	11,267
Starbucks Corp.	448	42,421
Target Corp.	245	21,168
Tata Motors Ltd. (India)*(1)	781	7,583
Ulta Beauty, Inc.*	43	15,018
VF Corp.	118	10,312
Total Consumer Discretionary		457,145

Consumer Staples - 7.7%
Aeon Co. Ltd. (Japan)	1,044	18,156
Church & Dwight Co., Inc.	302	22,783
Coca-Cola Co. (The)	351	18,473
Danone SA (France)	225	19,528
Diageo PLC (United Kingdom)	776	32,496
General Mills, Inc.	426	22,625
Heineken NV (Netherlands)	146	15,697
JBS SA	2,222	14,498
Koninklijke Ahold Delhaize NV (Netherlands)	603	13,654
L'Oreal SA (France)	145	38,845
Monster Beverage Corp.*	267	17,213
Nestle SA (Switzerland)	350	37,198

Security Description	Shares	Value

Common Stocks (continued)

Consumer Staples (continued)
NH Foods Ltd. (Japan)	466	$17,369
PepsiCo, Inc.	154	19,683
Pernod Ricard SA (France)	131	23,065
Pick n Pay Stores Ltd. (South Africa)	1,729	8,023
Procter & Gamble Co. (The)	81	9,561
Unilever NV (United Kingdom)	460	26,648
Unilever PLC (United Kingdom)	459	27,661
Total Consumer Staples		403,176

Energy - 3.5%
BP PLC (United Kingdom)	4,212	27,952
China Petroleum & Chemical Corp. Class H (China)	23,868	15,428
CNOOC Ltd. (China)	7,506	12,408
Encana Corp. (Canada)	1,252	5,720
Equinor ASA (Norway)	728	13,061
JXTG Holdings, Inc. (Japan)	3,774	17,855
LUKOIL PJSC (Russia)(1)	303	24,679
Marathon Petroleum Corp.	330	18,609
Suncor Energy, Inc. (Canada)	666	19,110
Tatneft PJSC (Russia)(1)	115	8,073
TC Energy Corp. (Canada)	408	19,976
Total Energy		182,871

Financials - 24.0%
Aflac, Inc.	577	30,373
AIA Group Ltd. (Hong Kong)	2,644	27,324
Allianz SE (Germany)	159	37,033
Allstate Corp. (The)	204	21,910
American Express Co.	385	47,882
American Financial Group, Inc.	137	14,026
Athene Holding Ltd. Class A*	333	13,606
Australia & New Zealand Banking Group Ltd. (Australia)	744	14,200
Aviva PLC (United Kingdom)	4,290	21,187
AXA SA (France)	492	12,472
Axis Bank Ltd. (India)(2)	174	8,526
Banco Santander SA (Spain)	4,554	19,475
Bank Central Asia Tbk PT (Indonesia)	5,180	11,438
Bank of America Corp.	2,250	69,030
Bank of New York Mellon Corp. (The)	495	23,225
Brighthouse Financial, Inc.*	261	10,223
Capital One Financial Corp.	304	28,096
China Construction Bank Corp. Class H (China)	26,041	20,192
Cincinnati Financial Corp.	280	30,052
Commonwealth Bank of Australia (Australia)	372	20,937
Deutsche Bank AG (Germany)	2,061	16,062
Discover Financial Services	344	30,871
E*TRADE Financial Corp.	430	20,980
Everest Re Group Ltd.	72	17,758
EXOR NV (Netherlands)	170	11,849
Franklin Resources, Inc.	468	15,271
Groupe Bruxelles Lambert SA (Belgium)	145	13,721
Hanwha Life Insurance Co. Ltd. (South Korea)	7,094	15,740
Hartford Financial Services Group, Inc. (The)	460	26,510
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	647	21,952
HSBC Holdings PLC (United Kingdom)	3,172	25,332

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Financials (continued)
Industrial & Commercial Bank of China Ltd. Class H (China)	23,006	$15,576
Investec PLC (South Africa)	1,879	10,744
Legal & General Group PLC (United Kingdom)	9,333	29,714
Lloyds Banking Group PLC (United Kingdom)	15,278	9,909
MarketAxess Holdings, Inc.	30	10,111
MetLife, Inc.	520	25,698
National Australia Bank Ltd. (Australia)	776	15,129
Northern Trust Corp.	177	17,346
Ping An Insurance Group Co. of China Ltd. Class H (China)	1,927	22,992
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,052	11,093
Principal Financial Group, Inc.	602	34,940
Progressive Corp. (The)	763	61,788
Prudential Financial, Inc.	256	25,935
Reinsurance Group of America, Inc.	111	17,307
Royal Bank of Canada (Canada)	260	20,531
Signature Bank	101	12,873
State Street Corp.	256	14,871
Sumitomo Mitsui Financial Group, Inc. (Japan)	318	11,128
Swiss Life Holding AG (Switzerland)	49	23,723
Synchrony Financial	644	23,107
Torchmark Corp.*	355	32,419
Toronto-Dominion Bank (The) (Canada)	468	27,357
Travelers Cos., Inc. (The)	166	24,339
Voya Financial, Inc.	348	19,547
Westpac Banking Corp. (Australia)	764	14,969
Zurich Insurance Group AG (Switzerland)	67	23,343
Total Financials		1,253,742

Health Care - 9.0%
Agilent Technologies, Inc.	202	14,021
Alfresa Holdings Corp. (Japan)	769	18,668
Align Technology, Inc.*	69	14,427
Anthem, Inc.	175	51,557
Astellas Pharma, Inc. (Japan)	1,216	17,364
Cardinal Health, Inc.	358	16,371
Cigna Corp.	193	32,795
CSL Ltd. (Australia)	98	15,389
Daiichi Sankyo Co. Ltd. (Japan)	206	12,586
DexCom, Inc.*	160	25,099
Edwards Lifesciences Corp.*	116	24,691
Gilead Sciences, Inc.	596	39,050
HCA Healthcare, Inc.	135	18,024
Johnson & Johnson	178	23,179
Medtronic PLC	172	17,534
Pfizer, Inc.	505	19,614
Roche Holding AG (Switzerland)	59	15,819
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	297	5,479
Suzuken Co. Ltd. (Japan)	375	20,785
Veeva Systems, Inc. Class A*	251	41,641
WellCare Health Plans, Inc.*	52	14,937
Wuxi Biologics Cayman, Inc. (China)*(3)	928	9,999
Total Health Care		469,029

Industrials - 11.2%
AMETEK, Inc.	256	22,940
Ashtead Group PLC (United Kingdom)	531	14,678
Canadian National Railway Co. (Canada)	175	16,564

Security Description	Shares	Value

Common Stocks (continued)

Industrials (continued)
CoStar Group, Inc.*	59	$36,309
Honeywell International, Inc.	302	52,083
IDEX Corp.	165	27,756
Kingspan Group PLC (Ireland)	217	10,642
Legrand SA (France)	287	20,289
Lockheed Martin Corp.	119	43,098
Marubeni Corp. (Japan)	1,900	12,400
Northrop Grumman Corp.	93	32,138
Obayashi Corp. (Japan)	1,590	15,141
PACCAR, Inc.	366	25,671
Safran SA (France)	122	17,537
Samsung C&T Corp. (South Korea)	185	14,339
Schindler Holding AG (Switzerland)	87	19,612
Sumitomo Corp. (Japan)	961	14,341
Taisei Corp. (Japan)	289	10,015
Toppan Printing Co. Ltd. (Japan)	1,100	17,978
Toshiba Corp. (Japan)	549	17,587
Transurban Group (Australia)	1,944	20,672
Turk Hava Yollari AO (Turkey)*	3,098	6,916
United Technologies Corp.	291	38,878
Vinci SA (France)	253	26,114
Waste Management, Inc.	181	21,177
Wolters Kluwer NV (Netherlands)	380	27,579
Total Industrials		582,454

Information Technology - 17.1%
Adobe, Inc.*	146	43,634
Automatic Data Processing, Inc.	305	50,789
Cadence Design Systems, Inc.*	460	33,999
Canon, Inc. (Japan)	710	19,386
Citrix Systems, Inc.	125	11,780
Compal Electronics, Inc. (Taiwan)	33,887	20,815
DXC Technology Co.	364	20,300
Fidelity National Information Services, Inc.	232	30,937
Fortinet, Inc.*	261	20,961
Fujitsu Ltd. (Japan)	339	26,621
General Interface Solution Holding Ltd. (Taiwan)	1,461	5,450
Hon Hai Precision Industry Co. Ltd. (Taiwan)	6,154	15,555
HP, Inc.	1,280	26,931
Keysight Technologies, Inc.*	354	31,690
Lam Research Corp.	126	26,285
Lenovo Group Ltd. (China)	14,091	11,448
Mastercard, Inc. Class A	228	62,078
Micron Technology, Inc.*	653	29,313
Microsoft Corp.	861	117,328
NEC Corp. (Japan)	587	24,173
NXP Semiconductors NV (Netherlands)	227	23,470
Paycom Software, Inc.*	80	19,260
PayPal Holdings, Inc.*	389	42,946
Seagate Technology PLC	296	13,708
Splunk, Inc.*	155	20,973
SS&C Technologies Holdings, Inc.	540	25,893
Synopsys, Inc.*	301	39,961
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,164	18,059
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,123	9,892
Western Digital Corp.	273	14,712
Wirecard AG (Germany)	54	9,062

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2019 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Information Technology (continued)
WPG Holdings Ltd. (Taiwan)*	8,599	$11,393
Zebra Technologies Corp. Class A*	70	14,762
Total Information Technology		893,564

Materials - 4.3%
Air Products & Chemicals, Inc.	155	35,382
Anglo American Platinum Ltd. (South Africa)	168	10,004
BHP Group Ltd. (Australia)	436	12,153
BHP Group PLC (Australia)	875	21,114
Boliden AB (Sweden)	389	8,860
Covestro AG (Germany)(3)	291	13,243
Empresas CMPC SA (Chile)	5,829	13,670
First Quantum Minerals Ltd. (Zambia)	555	5,113
Freeport-McMoRan, Inc.	1,194	13,206
Givaudan SA (Switzerland)	9	23,944
Jiangxi Copper Co. Ltd. Class H (China)	10,594	13,195
LyondellBasell Industries NV Class A	283	23,684
POSCO (South Korea)	81	15,439
Zhaojin Mining Industry Co. Ltd. Class H (China)	11,821	13,817
Total Materials		222,824

Real Estate - 3.8%
Ascendas Real Estate Investment Trust (Singapore)	11,642	25,926
Equity Residential	253	19,959
Link REIT (Hong Kong)	1,124	13,124
Prologis, Inc.	161	12,978
Public Storage	80	19,421
Realty Income Corp.	175	12,112
Redefine Properties Ltd. (South Africa)	14,811	9,087
Simon Property Group, Inc.	77	12,489
Sun Hung Kai Properties Ltd. (Hong Kong)	851	13,795
Sunac China Holdings Ltd. (China)	2,295	10,495
Swiss Prime Site AG (Switzerland)*	272	23,944
Vonovia SE (Germany)	513	25,135
Total Real Estate		198,465

Utilities - 4.5%
Centrais Eletricas Brasileiras SA (Brazil)	797	8,226
Chubu Electric Power Co., Inc. (Japan)	987	13,963
CMS Energy Corp.	214	12,459
Consolidated Edison, Inc.	147	12,489
Dominion Energy, Inc.	179	13,298
Fortis, Inc. (Canada)	619	24,398
National Grid PLC (United Kingdom)	1,784	18,317
NextEra Energy, Inc.	113	23,410
OGE Energy Corp.	415	17,824
Sempra Energy	98	13,272
Southern Co. (The)	266	14,949
Terna Rete Elettrica Nazionale SpA (Italy)	3,038	18,510
WEC Energy Group, Inc.	240	20,511
Xcel Energy, Inc.	409	24,381
Total Utilities		236,007

Total Common Stocks
(Cost $4,855,508)		5,140,248

PREFERRED STOCKS - 0.7%

Consumer Staples - 0.4%
Cia Brasileira de Distribuicao, 1.82% (Brazil)	400	9,805

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Consumer Staples (continued)
Henkel AG & Co. KGaA, 2.21% (Germany)	87	$8,980
Total Consumer Staples		18,785

Financials - 0.3%
Banco Bradesco SA, 2.94% (Brazil)	1,832	16,562

Total Preferred Stocks
(Cost $34,549)		35,347

TOTAL INVESTMENTS - 99.1%
(Cost $4,890,057)		5,175,595

Other Assets in Excess of Liabilities - 0.9%		44,591

Net Assets - 100.0%		$5,220,186

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Global Depositary Receipts.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the aggregate value of these securities was $23,242, or 0.4% of net assets.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,140,248	$—	$—	$5,140,248
Preferred Stocks	35,347	—	—	35,347
Total	$5,175,595	$—	$—	$5,175,595

Schedule of Investments - InfraCap MLP ETF

July 31, 2019 (Unaudited)

Security Description	Shares	Value

Common Stocks - 124.2%(1)

Energy - 124.2%
Antero Midstream Corp.	409,594	$3,735,497
BP Midstream Partners LP	1,445,735	23,160,675
BP PLC (United Kingdom)(2)(3)	200,060	7,950,384
Buckeye Partners LP	134,478	5,611,767
Cheniere Energy Partners LP	263,532	11,887,929
Crestwood Equity Partners LP	186,794	7,002,907
DCP Midstream LP	326,615	9,648,207
Enable Midstream Partners LP	96,974	1,350,848
Energy Transfer LP(3)	4,441,370	63,866,901
EnLink Midstream LLC(3)	2,335,089	22,416,854
Enterprise Products Partners LP(3)	1,425,791	42,930,567
EQM Midstream Partners LP(3)	569,031	21,913,384
Genesis Energy LP	574,379	13,124,560
Holly Energy Partners LP	12,870	374,774
Kinder Morgan, Inc.(3)	437,905	9,029,601
Magellan Midstream Partners LP	153,515	10,153,482
Marathon Petroleum Corp.(3)	306,156	17,264,137
MPLX LP(3)	2,009,477	58,978,150
NGL Energy Partners LP	931,891	14,388,397
Noble Midstream Partners LP	651,371	20,185,987
NuStar Energy LP	451,982	13,107,478
ONEOK, Inc.(3)	223,651	15,673,462
Phillips 66(3)	5,364	550,132
Phillips 66 Partners LP(3)	180,345	9,424,830
Plains All American Pipeline LP(3)	1,930,569	45,908,931
Royal Dutch Shell PLC Class A (Netherlands)(2)(3)	166,424	10,466,405
Shell Midstream Partners LP	6,581	142,084
Tallgrass Energy LP	1,142,880	21,909,010
Targa Resources Corp.(3)	97,961	3,811,663
TC PipeLines LP	77,452	3,136,031
Western Midstream Partners LP(3)	1,489,575	40,218,525
Williams Cos., Inc. (The)(3)	381,096	9,390,205
Total Energy		538,713,764
Total Common Stocks
(Cost $580,265,823)		538,713,764

	Notional Amount	Number of contracts	Value
Purchased Options - 0.1%

Purchased Call Options
BP PLC,
Expires 10/18/19,
Strike Price $45.00	45,700	457	$1,600
BP PLC,
Expires 10/18/19,
Strike Price $46.00	334,000	3,340	11,690
Marathon Petroleum Corp.,
Expires 08/16/19,
Strike Price $55.50	32,000	320	80,960
Marathon Petroleum Corp.,
Expires 08/16/19,
Strike Price $56.00	134,000	1,340	286,760
Royal Dutch Shell PLC,
Expires 09/20/19,
Strike Price $70.00	1,000	10	0

Security Description	Notional Amount	Number of contracts	Value

Purchased Options (continued)

Purchased Call Options (continued)
Royal Dutch Shell PLC,
Expires 09/20/19,
Strike Price $72.50	10,000	100	$0
Royal Dutch Shell PLC,
Expires 09/20/19,
Strike Price $75.00	30,000	300	0

TOTAL PURCHASED OPTIONS
(Cost $490,384)			381,010

TOTAL INVESTMENTS - 124.3%
(Cost $580,756,207)			539,094,774
Liabilities in Excess of Other Assets - (24.3)%			(105,370,721)

Net Assets - 100.0%			$433,724,053

Written Options - (0.4)%

Written Call Options
BP PLC,
Expires 08/05/19,
Strike Price $42.00	(84,000)	(840)	(0)
BP PLC,
Expires 08/09/19,
Strike Price $42.00	(53,000)	(530)	(1,060)
BP PLC,
Expires 08/23/19,
Strike Price $42.00	(50,000)	(500)	(1,500)
BP PLC,
Expires 09/20/19,
Strike Price $41.00	(50,000)	(500)	(13,500)
BP PLC,
Expires 09/20/19,
Strike Price $42.00	(50,000)	(500)	(5,500)
BP PLC,
Expires 10/18/19,
Strike Price $41.00	(51,000)	(510)	(26,010)
BP PLC,
Expires 10/18/19,
Strike Price $42.00	(63,200)	(632)	(15,800)
Energy Transfer LP,
Expires 08/16/19,
Strike Price $15.00	(102,000)	(1,020)	(6,120)
Energy Transfer LP,
Expires 08/30/19,
Strike Price $15.50	(104,000)	(1,040)	(7,280)
Energy Transfer LP,
Expires 09/06/19,
Strike Price $15.00	(151,000)	(1,510)	(20,385)
EnLink Midstream LLC,
Expires 09/20/19,
Strike Price $11.00	(1,000)	(10)	(100)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Call Options (continued)
Enterprise Products Partners LP,
Expires 09/20/19,
Strike Price $31.00	(11,000)	(110)	$(4,510)
EQM Midstream Partners LP,
Expires 08/16/19,
Strike Price $45.00	(316,300)	(3,163)	(3,163)
EQM Midstream Partners LP,
Expires 10/18/19,
Strike Price $45.00	(210,000)	(2,100)	(29,400)
Kinder Morgan, Inc.,
Expires 08/23/19,
Strike Price $21.00	(201,000)	(2,010)	(42,210)
Kinder Morgan, Inc.,
Expires 08/30/19,
Strike Price $21.00	(201,000)	(2,010)	(40,200)
Kinder Morgan, Inc.,
Expires 08/30/19,
Strike Price $21.50	(100,000)	(1,000)	(8,000)
Kinder Morgan, Inc.,
Expires 09/20/19,
Strike Price $21.00	(401,000)	(4,010)	(152,380)
Marathon Petroleum Corp.,
Expires 08/05/19,
Strike Price $55.00	(62,000)	(620)	(137,640)
MPLX LP,
Expires 08/16/19,
Strike Price $32.00	(19,000)	(190)	(1,900)
MPLX LP,
Expires 09/20/19,
Strike Price $32.00	(3,000)	(30)	(450)
ONEOK, Inc.,
Expires 08/05/19,
Strike Price $71.00	(81,000)	(810)	(16,200)
ONEOK, Inc.,
Expires 08/09/19,
Strike Price $70.50	(50,000)	(500)	(20,000)
ONEOK, Inc.,
Expires 08/16/19,
Strike Price $70.50	(62,000)	(620)	(37,200)
ONEOK, Inc.,
Expires 08/16/19,
Strike Price $71.00	(1,000)	(10)	(450)
ONEOK, Inc.,
Expires 08/23/19,
Strike Price $70.00	(120,000)	(1,200)	(164,400)
Phillips 66,
Expires 08/16/19,
Strike Price $100.00	(7,000)	(70)	(28,140)
Phillips 66 Partners LP,
Expires 08/16/19,
Strike Price $50.00	(600)	(6)	(1,530)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Call Options (continued)
Plains All American Pipeline LP,
Expires 08/09/19,
Strike Price $25.00	(100,000)	(1,000)	$(10,000)
Plains All American Pipeline LP,
Expires 08/16/19,
Strike Price $25.50	(1,000)	(10)	(110)
Plains All American Pipeline LP,
Expires 08/23/19,
Strike Price $25.50	(101,000)	(1,010)	(10,100)
Plains All American Pipeline LP,
Expires 08/30/19,
Strike Price $25.00	(100,000)	(1,000)	(22,500)
Royal Dutch Shell PLC,
Expires 08/05/19,
Strike Price $65.00	(50,000)	(500)	(8,750)
Royal Dutch Shell PLC,
Expires 08/09/19,
Strike Price $65.00	(62,000)	(620)	(14,260)
Royal Dutch Shell PLC,
Expires 08/16/19,
Strike Price $65.00	(51,000)	(510)	(7,140)
Royal Dutch Shell PLC,
Expires 08/23/19,
Strike Price $65.50	(51,000)	(510)	(7,650)
Royal Dutch Shell PLC,
Expires 08/30/19,
Strike Price $65.00	(50,000)	(500)	(15,000)
Royal Dutch Shell PLC,
Expires 09/06/19,
Strike Price $65.50	(51,000)	(510)	(13,770)
Targa Resources Corp.,
Expires 08/16/19,
Strike Price $42.00	(1,000)	(10)	(250)
Targa Resources Corp.,
Expires 08/16/19,
Strike Price $44.00	(10,000)	(100)	(1,300)
Targa Resources Corp.,
Expires 10/18/19,
Strike Price $44.00	(21,000)	(210)	(14,175)
Western Midstream Partners LP,
Expires 08/16/19,
Strike Price $32.00	(92,000)	(920)	(4,600)
Western Midstream Partners LP,
Expires 08/16/19,
Strike Price $33.00	(73,000)	(730)	(3,650)
Western Midstream Partners LP,
Expires 08/16/19,
Strike Price $34.00	(1,000)	(10)	(20)
Western Midstream Partners LP,
Expires 09/20/19,
Strike Price $30.00	(27,000)	(270)	(9,450)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Call Options (continued)
Western Midstream Partners LP,
Expires 09/20/19,
Strike Price $33.00	(11,000)	(110)	$(1,320)
Williams Cos., Inc. (The),
Expires 08/05/19,
Strike Price $28.50	(101,000)	(1,010)	(1)
Williams Cos., Inc. (The),
Expires 08/09/19,
Strike Price $28.50	(102,000)	(1,020)	(0)
Williams Cos., Inc. (The),
Expires 08/23/19,
Strike Price $28.50	(206,000)	(2,060)	(2,060)
Williams Cos., Inc. (The),
Expires 08/30/19,
Strike Price $28.50	(111,200)	(1,112)	(3,336)
Williams Cos., Inc. (The),
Expires 09/06/19,
Strike Price $27.50	(2,000)	(20)	(220)
Williams Cos., Inc. (The),
Expires 09/06/19,
Strike Price $28.00	(17,000)	(170)	(1,190)
Williams Cos., Inc. (The),
Expires 09/20/19,
Strike Price $28.00	(101,000)	(1,010)	(7,070)
Williams Cos., Inc. (The),
Expires 10/18/19,
Strike Price $28.00	(100,000)	(1,000)	(12,000)

Written Put Options
Enterprise Products Partners LP,
Expires 08/05/19,
Strike Price $29.00	(66,500)	(665)	(1,995)
Enterprise Products Partners LP,
Expires 08/16/19,
Strike Price $29.00	(100,000)	(1,000)	(10,000)
Enterprise Products Partners LP,
Expires 08/23/19,
Strike Price $29.00	(101,000)	(1,010)	(15,150)
Enterprise Products Partners LP,
Expires 08/23/19,
Strike Price $30.00	(111,000)	(1,110)	(49,950)
Enterprise Products Partners LP,
Expires 08/30/19,
Strike Price $29.00	(101,000)	(1,010)	(20,200)
Enterprise Products Partners LP,
Expires 08/30/19,
Strike Price $30.00	(104,000)	(1,040)	(41,600)
Enterprise Products Partners LP,
Expires 09/06/19,
Strike Price $29.00	(101,000)	(1,010)	(22,725)
Enterprise Products Partners LP,
Expires 09/06/19,
Strike Price $30.00	(151,000)	(1,510)	(67,950)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Put Options (continued)
Kinder Morgan, Inc.,
Expires 08/02/19,
Strike Price $20.50	(100,000)	(1,000)	$(12,000)
Kinder Morgan, Inc.,
Expires 08/05/19,
Strike Price $21.00	(161,000)	(1,610)	(77,280)
Magellan Midstream Partners LP,
Expires 08/16/19,
Strike Price $65.00	(238,100)	(2,381)	(142,860)
Magellan Midstream Partners LP,
Expires 09/20/19,
Strike Price $65.00	(91,000)	(910)	(100,100)
ONEOK, Inc.,
Expires 08/05/19,
Strike Price $67.50	(43,000)	(430)	(14,620)
ONEOK, Inc.,
Expires 08/09/19,
Strike Price $67.50	(104,000)	(1,040)	(36,400)
ONEOK, Inc.,
Expires 08/16/19,
Strike Price $66.00	(61,000)	(610)	(14,030)
Phillips 66,
Expires 08/05/19,
Strike Price $100.00	(50,000)	(500)	(7,500)
Phillips 66,
Expires 08/09/19,
Strike Price $99.00	(61,000)	(610)	(22,875)
Plains All American Pipeline LP,
Expires 08/05/19,
Strike Price $24.00	(141,000)	(1,410)	(42,300)
Plains All American Pipeline LP,
Expires 08/05/19,
Strike Price $24.50	(91,800)	(918)	(66,555)
Plains All American Pipeline LP,
Expires 08/09/19,
Strike Price $24.00	(101,000)	(1,010)	(60,600)
Plains All American Pipeline LP,
Expires 08/16/19,
Strike Price $24.00	(111,000)	(1,110)	(74,924)
Williams Cos., Inc. (The),
Expires 08/05/19,
Strike Price $28.00	(7,000)	(70)	(23,800)

TOTAL WRITTEN OPTIONS
(Premiums Received $2,158,025)			$(1,880,364)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2019 was $406,114,761.
(2)	American Depositary Receipts.
(3)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$538,713,764	$—	$—	$538,713,764
Purchased Options	381,010	0	—	381,010
Total	$539,094,774	$0	$—	$539,094,774
Liability Valuation Inputs
Written Options	$1,831,964	$48,400	$—	$1,880,364
Total	$1,831,964	$48,400	$—	$1,880,364